UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Annual Report

August 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2020

Eaton Vance

Greater China Growth Fund

Eaton Vance

Greater China Growth Fund

August 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The Greater China markets posted gains during the 12-month period ended August 31, 2020, with the MSCI Golden Dragon Index (the Index) gaining 31.95% in U.S. dollar (USD) terms on a total return basis. Volatility for the year was high with the period dominated by the COVID-19 outbreak at the end of 2019, and the spread of the pandemic globally during the first quarter of 2020.

The 12-month period ended August 31, 2020 started on a positive tone as trade discussions between the U.S. and China became seemingly constructive with the agreement of a “phase one” deal. The Index saw a gain of 14.19% in the final quarter of 2019. Thereafter, the COVID-19 pandemic dominated, with most countries entering some form of lockdown.

Amid the coronavirus’ extraordinary toll on global economies and equity markets, China was one of the best-performing markets during the first calendar quarter of 2020, losing only 10% in USD terms. The relative strength of China was partly a function of the government’s swift response to the outbreak and partly a function of domestic institutions rallying to support the equity market.

Taiwan and Hong Kong also managed to be relatively successful in their containment of the outbreak, compared to other parts of the world. During the second calendar quarter of 2020, the tone shifted to reopening locally and getting the economy moving again. While the economic impact may not become entirely clear until later in 2020, China, in particular, may have weathered this storm better than most countries, with a GDP growth rate of 3.2% in the second quarter of 2020, compared to a year ago. More recent economic numbers have also pointed to a more constructive recovery, with output largely back to pre-lockdown levels and consumer spending — while slower to recover — showing resilience. Since the end of March 2020, the Index has returned 32.12%.

Fund Performance

For the 12-month period ended August 31, 2020, Eaton Vance Greater China Growth Fund (the Fund) returned 21.44% for Class A shares at net asset value, underperforming the Index, which returned 31.95% for the same period.

Stock selections in China were the most significant detractors from the Fund’s relative performance during the period, particularly in the consumer discretionary sector. The main detractors were names not held in the portfolio, including Alibaba Group, which gained 64% during the period; and Meituan Dianping Co., which gained 247% during the period. Combined, not owning these two names accounted for over half of the Fund’s relative underperformance. These names — along with other virtual-solution providers — saw strong gains as the market viewed these services as the “winners” in a post-COVID landscape, as the world adapts to a more virtual existence.

One of the largest detractors to relative Fund performance was Sinopharm Group Co., Ltd. (Sinopharm), a large Chinese pharmaceutical company. The stock returned -30% during the 12-month period ended August 31, 2020. The majority of Sinopharm’s losses were accrued during the first quarter of 2020, reflecting a challenging operational environment in the midst of an uncertain pandemic. Sinopharm’s sales volumes and revenues declined during the 12-month period ended August 31, 2020.

On the positive side, stocks in the health care sector and certain names in the financials and consumer staples sectors aided relative Fund performance during the period. In the health care sector, Ping An Good Doctor Co. (PAGD) — China’s leading online health care and medical services provider — contributed to relative Fund performance during the 12-month period ended August 31, 2020. Not unexpectedly, PAGD saw a surge in both new users and daily consultations during the pandemic. This may entrench habits of use among its customer base and help accelerate revenue and earnings growth for PAGD as it rolls out new health care-linked services. The stock rallied 50% in April 2020 alone and more than doubled in value during the 12-month period ended August 31, 2020. By period-end, the Fund sold its position in PAGD in order to take profits.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

August 31, 2020

Performance2,3

Portfolio Managers June Lui, CFA and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	10/28/1992	10/28/1992	21.44%	13.97%	8.14%
Class A with 5.75% Maximum Sales Charge	—	—	14.43	12.63	7.51

Class C at NAV	12/28/1993	10/28/1992	20.59	13.17	7.38
Class C with 1% Maximum Sales Charge	—	—	19.59	13.17	7.38

Class I at NAV	10/01/2009	10/28/1992	21.81	14.31	8.46

MSCI Golden Dragon Index	—	—	31.95%	13.19%	8.60%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			1.83%	2.53%	1.53%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$20,402	N.A.
Class I	$250,000	08/31/2010	$563,508	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Greater China Growth Fund

August 31, 2020

Fund Profile

Regional Allocation (% of net assets)5

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Tencent Holdings, Ltd.	10.2%

AIA Group, Ltd.	9.1

Taiwan Semiconductor Manufacturing Co., Ltd.	6.0

Ping An Insurance (Group) Co. of China, Ltd., Class H	5.4

Hong Kong Exchanges & Clearing, Ltd.	4.9

Haier Electronics Group Co., Ltd.	4.7

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4.1

TravelSky Technology, Ltd., Class H	3.2

Zhejiang Supor Co., Ltd., Class A	3.2

China Mobile, Ltd.	3.2

Total	54.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater China Growth Fund

August 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Greater China Growth Fund

August 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,145.70	$9.76	1.81%
Class C	$1,000.00	$1,141.40	$13.56	2.52%
Class I	$1,000.00	$1,147.40	$8.15	1.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.00	$9.17	1.81%
Class C	$1,000.00	$1,012.50	$12.75	2.52%
Class I	$1,000.00	$1,017.50	$7.66	1.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

6

Eaton Vance

Greater China Growth Fund

August 31, 2020

Portfolio of Investments

Common Stocks — 97.7%
Security	Shares	Value

China — 65.2%

Food Products — 13.6%

China Mengniu Dairy Co., Ltd.	550,000	$2,700,989

Dali Foods Group Co., Ltd.(1)	4,284,500	2,622,229

Foshan Haitian Flavouring & Food Co., Ltd., Class A	67,320	1,799,168

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	708,970	4,336,692

Tingyi (Cayman Islands) Holding Corp.	1,502,000	2,818,750

		$14,277,828

Gas Utilities — 2.6%

China Resources Gas Group, Ltd.	590,000	$2,767,509

		$2,767,509

Health Care Equipment & Supplies — 0.5%

AK Medical Holdings, Ltd.(1)	202,000	$514,925

		$514,925

Health Care Providers & Services — 4.0%

Dian Diagnostics Group Co., Ltd., Class A	262,400	$1,638,758

Sinopharm Group Co., Ltd., Class H	1,028,000	2,524,189

		$4,162,947

Hotels, Restaurants & Leisure — 2.7%

Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,749,500	$2,161,038

Yum China Holdings, Inc.	11,367	655,990

		$2,817,028

Household Durables — 7.9%

Haier Electronics Group Co., Ltd.	1,445,000	$4,943,950

Zhejiang Supor Co., Ltd., Class A	272,925	3,371,663

		$8,315,613

Insurance — 7.0%

China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$1,692,741

Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	5,685,183

		$7,377,924

Interactive Media & Services — 10.2%

Tencent Holdings, Ltd.	156,100	$10,664,495

		$10,664,495

Security	Shares	Value

IT Services — 4.2%

Beijing Sinnet Technology Co., Ltd., Class A	261,400	$1,004,104

TravelSky Technology, Ltd., Class H	1,630,000	3,384,911

		$4,389,015

Marine — 1.0%

SITC International Holdings Co., Ltd.	805,000	$1,056,446

		$1,056,446

Personal Products — 1.1%

BYHEALTH Co., Ltd., Class A	320,000	$1,144,294

		$1,144,294

Professional Services — 2.4%

Centre Testing International Group Co., Ltd., Class A	643,372	$2,563,838

		$2,563,838

Real Estate Management & Development — 0.9%

China Overseas Land & Investment, Ltd.	326,000	$942,952

		$942,952

Software — 0.7%

Beijing SuperMap Software Co., Ltd., Class A	221,400	$754,679

		$754,679

Textiles, Apparel & Luxury Goods — 2.7%

ANTA Sports Products, Ltd.	285,000	$2,809,365

		$2,809,365

Transportation Infrastructure — 0.5%

Shanghai International Airport Co., Ltd., Class A	47,100	$524,612

		$524,612

Wireless Telecommunication Services — 3.2%

China Mobile, Ltd.	476,500	$3,334,506

		$3,334,506

Total China (identified cost $44,925,212)		$68,417,976

Hong Kong — 21.4%

Capital Markets — 4.9%

Hong Kong Exchanges & Clearing, Ltd.	101,121	$5,098,555

		$5,098,555

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.8%

Link REIT	376,500	$2,995,151

		$2,995,151

Food & Staples Retailing — 0.8%

Dairy Farm International Holdings, Ltd.	197,294	$824,853

		$824,853

Food Products — 0.8%

Vitasoy International Holdings, Ltd.	242,000	$860,957

		$860,957

Hotels, Restaurants & Leisure — 2.4%

Sands China, Ltd.	562,400	$2,475,727

		$2,475,727

Insurance — 9.1%

AIA Group, Ltd.	936,800	$9,597,280

		$9,597,280

Textiles, Apparel & Luxury Goods — 0.6%

Samsonite International S.A.(1)(2)	539,100	$622,783

		$622,783

Total Hong Kong (identified cost $13,328,685)		$22,475,306

Taiwan — 11.1%

Banks — 0.5%

CTBC Financial Holding Co., Ltd.	781,881	$505,429

		$505,429

Electronic Equipment, Instruments & Components — 0.8%

Largan Precision Co., Ltd.	7,000	$808,769

		$808,769

Food & Staples Retailing — 2.1%

President Chain Store Corp.	243,000	$2,238,180

		$2,238,180

Insurance — 0.6%

Cathay Financial Holding Co., Ltd.	469,929	$638,272

		$638,272

Security	Shares	Value

Multiline Retail — 1.2%

Poya International Co., Ltd.	63,462	$1,246,290

		$1,246,290

Semiconductors & Semiconductor Equipment — 5.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$6,250,360

		$6,250,360

Total Taiwan (identified cost $5,204,890)		$11,687,300

Total Common Stocks — 97.7% (identified cost $63,458,787)		$102,580,582

Other Assets, Less Liabilities — 2.3%		$2,423,105

Net Assets — 100.0%		$105,003,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $5,920,975 or 5.6% of the Fund’s net assets.

(2)	Non-income producing security.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Statement of Assets and Liabilities

Assets	August 31, 2020

Unaffiliated investments, at value (identified cost, $63,458,787)	$102,580,582

Cash	1,651,616

Foreign currency, at value (identified cost, $753)	753

Dividends receivable	237,049

Receivable for Fund shares sold	806,733

Total assets	$105,276,733

Liabilities

Payable for Fund shares redeemed	$35,184

Payable to affiliates:

Investment adviser fee	86,836

Administration fee	13,025

Distribution and service fees	23,146

Accrued expenses	114,855

Total liabilities	$273,046

Net Assets	$105,003,687

Sources of Net Assets

Paid-in capital	$57,501,433

Distributable earnings	47,502,254

Total	$105,003,687

Class A Shares

Net Assets	$85,096,197

Shares Outstanding	3,119,620

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.28

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$28.94

Class C Shares

Net Assets	$2,261,192

Shares Outstanding	89,204

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$25.35

Class I Shares

Net Assets	$17,646,298

Shares Outstanding	640,583

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Statement of Operations

Investment Income	Year Ended August 31, 2020

Dividends (net of foreign taxes, $169,801)	$2,208,282

Interest	18,949

Total investment income	$2,227,231

Expenses

Investment adviser fee	$1,055,313

Administration fee	158,297

Distribution and service fees

Class A	238,612

Class C	31,851

Trustees’ fees and expenses	6,021

Custodian fee	61,625

Transfer and dividend disbursing agent fees	140,105

Legal and accounting services	64,627

Printing and postage	23,794

Registration fees	54,344

Miscellaneous	20,937

Total expenses	$1,855,526

Net investment income	$371,705

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,268,007

Foreign currency transactions	(9,907)

Net realized gain	$11,258,100

Change in unrealized appreciation (depreciation) —

Investments	$7,959,614

Foreign currency	955

Net change in unrealized appreciation (depreciation)	$7,960,569

Net realized and unrealized gain	$19,218,669

Net increase in net assets from operations	$19,590,374

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$371,705	$462,464

Net realized gain	11,258,100	3,889,276

Net change in unrealized appreciation (depreciation)	7,960,569	(2,174,333)

Net increase in net assets from operations	$19,590,374	$2,177,407

Distributions to shareholders —

Class A	$(2,635,114)	$(5,914,672)

Class C	(114,375)	(922,720)

Class I	(876,678)	(863,823)

Total distributions to shareholders	$(3,626,167)	$(7,701,215)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,202,717	$9,504,368

Class C	351,527	985,499

Class I	18,327,282	24,529,360

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,295,911	5,095,127

Class C	87,260	839,311

Class I	861,741	825,699

Cost of shares redeemed

Class A	(13,656,951)	(11,900,598)

Class C	(1,779,339)	(2,664,853)

Class I	(25,880,698)	(12,450,644)

Net asset value of shares converted

Class A	518,422	6,483,267

Class C	(518,422)	(6,483,267)

Net increase (decrease) in net assets from Fund share transactions	$(15,190,550)	$14,763,269

Net increase in net assets	$773,657	$9,239,461

Net Assets

At beginning of year	$104,230,030	$94,990,569

At end of year	$105,003,687	$104,230,030

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Financial Highlights

	Class A

	Year Ended August 31,
	2020	2019	2018	2017		2016

Net asset value — Beginning of year	$23.200	$24.560	$25.480	$20.380		$19.210

Income (Loss) From Operations

Net investment income(1)	$0.086	$0.094	$0.094	$0.168		$0.092

Net realized and unrealized gain	4.785	0.604	1.861	5.111		2.210

Total income from operations	$4.871	$0.698	$1.955	$5.279		$2.302

Less Distributions

From net investment income	$(0.074)	$(0.153)	$(0.165)	$(0.179)		$—

From net realized gain	(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(0.791)	$(2.058)	$(2.875)	$(0.179)		$(1.132)

Net asset value — End of year	$27.280	$23.200	$24.560	$25.480		$20.380

Total Return(2)	21.44%	3.65%	7.69%	26.19	%(3)	12.50	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$85,096	$78,942	$72,953	$75,137		$66,709

Ratios (as a percentage of average daily net assets):

Expenses	1.80%	1.83%	1.82%	1.91	%(3)	1.95	%(3)

Net investment income	0.36%	0.41%	0.36%	0.78%		0.49%

Portfolio Turnover	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Financial Highlights — continued

	Class C

	Year Ended August 31,
	2020	2019	2018	2017		2016

Net asset value — Beginning of year	$21.690	$23.090	$24.120	$19.400		$18.450

Income (Loss) From Operations

Net investment loss(1)	$(0.106)	$(0.170)	$(0.090)	$(0.018)		$(0.042)

Net realized and unrealized gain	4.483	0.675	1.770	4.877		2.124

Total income from operations	$4.377	$0.505	$1.680	$4.859		$2.082

Less Distributions

From net investment income	$—	$—	$—	$(0.139)		$—

From net realized gain	(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(0.717)	$(1.905)	$(2.710)	$(0.139)		$(1.132)

Net asset value — End of year	$25.350	$21.690	$23.090	$24.120		$19.400

Total Return(2)	20.59%	2.94%	6.93%	25.27	%(3)	11.73	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,261	$3,736	$12,163	$12,855		$13,856

Ratios (as a percentage of average daily net assets):

Expenses	2.50%	2.53%	2.52%	2.62	%(3)	2.65	%(3)

Net investment loss	(0.47)%	(0.80)%	(0.37)%	(0.09)%		(0.24)%

Portfolio Turnover	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Financial Highlights — continued

	Class I

	Year Ended August 31,
	2020	2019	2018	2017		2016

Net asset value — Beginning of year	$23.420	$24.790	$25.680	$20.500		$19.260

Income (Loss) From Operations

Net investment income(1)	$0.109	$0.302	$0.168	$0.281		$0.091

Net realized and unrealized gain	4.883	0.466	1.889	5.096		2.281

Total income from operations	$4.992	$0.768	$2.057	$5.377		$2.372

Less Distributions

From net investment income	$(0.145)	$(0.233)	$(0.237)	$(0.197)		$—

From net realized gain	(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(0.862)	$(2.138)	$(2.947)	$(0.197)		$(1.132)

Net asset value — End of year	$27.550	$23.420	$24.790	$25.680		$20.500

Total Return(2)	21.81%	3.94%	8.06%	26.48	%(3)	12.90	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$17,646	$21,552	$9,875	$11,067		$8,307

Ratios (as a percentage of average daily net assets):

Expenses	1.50%	1.53%	1.52%	1.61	%(3)	1.65	%(3)

Net investment income	0.45%	1.29%	0.64%	1.29%		0.49%

Portfolio Turnover	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

15

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2020 and August 31, 2019 was as follows:

	Year Ended August 31,
	2020	2019

Ordinary income	$395,197	$534,754

Long-term capital gains	$3,230,970	$7,166,461

During the year ended August 31, 2020, distributable earnings was decreased by $1,628,829 and paid-in capital was increased by $1,628,829 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,686,908

Undistributed long-term capital gains	$8,012,862

Net unrealized appreciation	$37,802,484

16

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,778,128

Gross unrealized appreciation	$45,204,248

Gross unrealized depreciation	(7,401,794)

Net unrealized appreciation	$37,802,454

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of BMR or the Fund and by the vote of a majority of shareholders. For the year ended August 31, 2020, the investment adviser fee amounted to $1,055,313 or 1.00% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2020, the administration fee amounted to $158,297.

Prior to January 1, 2020, BMR and BMO GAM (Asia) had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.85%, 2.55% and 1.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR and BMO GAM (Asia) reimbursed no operating expenses for the year ended August 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2020, EVM earned $31,605 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,610 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2020 amounted to $238,612 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2020, the Fund paid or accrued to EVD $23,888 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2020 amounted to $7,963 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2020, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,683,475 and $27,075,966, respectively, for the year ended August 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2020	2019

Sales	172,688	412,812

Issued to shareholders electing to receive payments of distributions in Fund shares	95,108	240,791

Redemptions	(573,481)	(517,778)

Converted from Class C shares	22,133	297,338

Net increase (decrease)	(283,552)	433,163

	Year Ended August 31,
Class C	2020	2019

Sales	15,470	45,400

Issued to shareholders electing to receive payments of distributions in Fund shares	3,871	42,219

Redemptions	(78,661)	(123,958)

Converted to Class A shares	(23,728)	(318,080)

Net decrease	(83,048)	(354,419)

	Year Ended August 31,
Class I	2020	2019

Sales	754,267	1,024,332

Issued to shareholders electing to receive payments of distributions in Fund shares	35,433	38,729

Redemptions	(1,069,554)	(541,005)

Net increase (decrease)	(279,854)	522,056

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of

18

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements — continued

0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$—	$13,999,001		$—	$13,999,001

Consumer Discretionary	655,990	17,630,816		—	18,286,806

Consumer Staples	—	19,346,112		—	19,346,112

Financials	—	23,217,460		—	23,217,460

Health Care	—	4,677,872		—	4,677,872

Industrials	—	4,144,896		—	4,144,896

Information Technology	—	12,202,823		—	12,202,823

Real Estate	—	3,938,103		—	3,938,103

Utilities	—	2,767,509		—	2,767,509

Total Common Stocks	$655,990	$101,924,592	*	$—	$102,580,582

Total Investments	$655,990	$101,924,592		$—	$102,580,582

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U. S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental

19

Eaton Vance

Greater China Growth Fund

August 31, 2020

Notes to Financial Statements — continued

actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

On October 8, 2020, Morgan Stanley (“Morgan Stanley”) and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction will result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

20

Eaton Vance

Greater China Growth Fund

August 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Greater China Growth Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater China Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

Greater China Growth Fund

August 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2020, the Fund designates approximately $798,977, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended August 31, 2020, the Fund paid foreign taxes of $169,801 and recognized foreign source income of $2,375,355.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $9,644,809 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Greater China Growth Fund

August 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

23

Eaton Vance

Greater China Growth Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater China Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and BMO Global Asset Management (Asia) Limited (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the

24

Eaton Vance

Greater China Growth Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

25

Eaton Vance

Greater China Growth Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Greater China Growth Fund

August 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

27

Eaton Vance

Greater China Growth Fund

August 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

28

Eaton Vance

Greater China Growth Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

29

Eaton Vance

Greater China Growth Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406    8.31.20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Annual Report

August 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2020

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began September 1, 2019 (the period), included some of the best and worst equity performances in over a decade.

The period began with global equities rallying in the closing months of 2019, supported by interest rate reductions by many central banks worldwide. The previous July, the U.S. Federal Reserve (the Fed) had cut rates for the first time in over a decade, followed by two additional rate cuts in the first two months of the period. By the end of the third quarter of 2019, interest rates had been lowered by dozens of central banks around the world.

In January 2020, however, news of the novel coronavirus outbreak in China began to raise investor concerns. As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. Economic activity declined dramatically and equity markets, along with credit markets, plunged in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the Federal Funds rate to 0.00%-0.25% — along with other measures designed to shore up the markets. Across the globe, other central banks and governments also commenced aggressive monetary and fiscal responses to help mitigate the economic effects of the virus.

These moves helped calm the markets and initiated a global equity rally that began in late March and lasted through the end of the period. In the second quarter of 2020, U.S. stocks reported their best quarterly returns since 1998 — on the heels of the worst first quarter for American stocks since the 2007-08 global financial crisis. As with U.S. equities, overseas stock indexes reflected investor optimism as economies started to emerge from coronavirus lockdowns and factories resumed production.

For the 12-month period ended August 31, 2020, the MSCI World Index, a broad measure of global equities, returned 16.79%; while the S&P 500® Index, a broad measure of U.S. stocks, returned 21.94%; and the technology-laden Nasdaq Composite Index rose 49.33%. The MSCI EAFE Index of developed-market international equities returned 6.13%; while the MSCI Emerging Markets Index returned 14.49%.

Performance of U.S. fixed-income securities during the period largely paralleled that of equity markets, with corporate and municipal bonds rallying in the first half of the period, but suffering pandemic-related historic losses in March 2020 as business nearly halted and municipal tax revenues plunged — just when demand for government services increased dramatically. The Fed’s strong response, however, led credit markets to rally along with equities from late March into August, when the bond rally stalled. In the final weeks of the period, yields increased modestly, driven in part, by Congress’ failure to pass a “phase two” stimulus bill to assist laid-off workers and cash-strapped state and local governments.

For the period, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade bond market, returned 6.47%; while the municipal market, as measured by the Bloomberg Barclays Municipal Bond Index, rose 3.24%.

Fund Performance

For the 12-month period ended August 31, 2020, Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) returned 9.93% for Class A shares at net asset value, underperforming its blended benchmark, a 60%/40% blend of the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI ACWI Index, respectively (the Blended Index), which returned 11.03%.

Using a macro-driven, top-down asset allocation approach, the Fund seeks potentially overlooked investment opportunities worldwide.

An underweight position, relative to the Blended Index, in the information technology (IT) sector, primarily in the Fund’s U.S. allocation, detracted from performance versus the Blended Index. IT stocks helped lead a rally in U.S. equities from April through the end of the period, benefiting from a dramatic increase in online entertainment and employees using technology to work from home. The Fund’s stock selections in IT, however, aided relative results, due largely to holdings in the technology hardware, storage & peripherals industry.

In the Fund’s fixed-income allocation, an overweight position in short-term U.S. Treasurys and a holding in the First Trust Low Duration Opportunities ETF, which was not represented in the Blended Index, detracted from relative performance as well. Those holdings helped position the Fund with a lower duration, or sensitivity to interest rate changes, than the Bloomberg Barclays U.S. Aggregate Bond Index, the fixed-income component of the Blended Index. Due to that lower duration, the Fund benefited less than the Blended Index from falling interest rates — and corresponding rising bond prices — during the period.

In a period when the overall direction of fixed-income and equity markets was up, the Fund’s cash allocation also detracted from results versus the Blended Index, which has no cash allocation. Management increased the Fund’s cash position during the period to reduce portfolio volatility and to help pay for shareholder redemptions.

In contrast, an overweight position in the Fund’s equity allocation and corresponding underweight position in fixed-income securities, relative to the Blended Index, contributed to relative performance in a period when equity markets generally outperformed fixed-income markets.

The Fund’s overweight exposure to Chinese equities, including an out-of-Index holding in the iShares MSCI China ETF, also helped performance versus the Blended Index. China’s early lockdown and coordinated national response to the pandemic led its economy to be one of the first to return to growth in the spring of 2020. As a result, the Fund’s focus on China within emerging markets — primarily in the consumer discretionary and financials sectors — benefited relative results.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Management’s Discussion of Fund Performance1 — continued

Underweight exposure to other emerging market economies, which in general proved especially vulnerable to the virus’ economic and health effects, helped performance versus the Blended Index as well.

Within the Fund’s Australia and New Zealand holdings, stock selections and an overweight position in the health care sector — particularly in the health care equipment & supplies industry, which saw increased demand due to the pandemic — also contributed to relative results during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Performance2,3

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class A at NAV	09/30/2011	09/30/2011	9.93%	6.57%	6.51%
Class A with 5.75% Maximum Sales Charge	—	—	3.59	5.31	5.81
Class C at NAV	09/30/2011	09/30/2011	9.14	5.77	5.72
Class C with 1% Maximum Sales Charge	—	—	8.14	5.77	5.72
Class I at NAV	09/30/2011	09/30/2011	10.24	6.84	6.78

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.47%	4.32%	3.49%
MSCI ACWI Index	—	—	16.52	10.20	10.80
Blended Index	—	—	11.03	6.93	6.60

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			1.34%	2.09%	1.09%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2011	$16,424	N.A.
Class I	$250,000	09/30/2011	$448,876	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Fund Profile

Country Allocation (% of net assets)5

Asset Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

iShares Intermediate-Term Corporate Bond ETF	15.1%

First Trust Low Duration Opportunities ETF	11.6

Invesco National AMT-Free Municipal Bond ETF	8.5

iShares MSCI China ETF	4.3

U.S. Treasury Note, 2.25%, 4/30/21	2.3

U.S. Treasury Note, 1.25%, 3/31/21	1.8

U.S. Treasury Note, 1.375%, 4/30/21	1.7

Apple, Inc.	1.6

U.S. Treasury Note, 1.875%, 4/30/22	1.6

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1.5

Total	50.0%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

6

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.50	$6.26	1.20%
Class C	$1,000.00	$1,071.00	$10.15	1.95%
Class I	$1,000.00	$1,076.40	$4.96	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.09	1.20%
Class C	$1,000.00	$1,015.30	$9.88	1.95%
Class I	$1,000.00	$1,020.40	$4.82	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

7

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments

Common Stocks — 38.1%
Security	Shares	Value

Aerospace & Defense — 0.0%(1)

Thales S.A.	3,710	$289,728

		$289,728

Air Freight & Logistics — 1.0%

C.H. Robinson Worldwide, Inc.	16,844	$1,655,765

DSV PANALPINA A/S	4,672	729,355

Expeditors International of Washington, Inc.	18,202	1,608,875

FedEx Corp.	8,148	1,791,256

United Parcel Service, Inc., Class B	12,230	2,001,073

		$7,786,324

Airlines — 0.2%

Alaska Air Group, Inc.	18,946	$737,947

Southwest Airlines Co.	21,432	805,414

		$1,543,361

Automobiles — 0.4%

Tesla, Inc.(2)	4,285	$2,135,301

Volkswagen AG, PFC Shares	4,383	733,110

		$2,868,411

Banks — 0.8%

Bank of America Corp.	48,002	$1,235,572

Canadian Western Bank	43,009	914,685

JPMorgan Chase & Co.	19,284	1,932,064

PNC Financial Services Group, Inc. (The)	4,805	534,316

Sumitomo Mitsui Financial Group, Inc.	19,000	558,698

U.S. Bancorp	13,983	508,981

		$5,684,316

Beverages — 0.5%

Brown-Forman Corp., Class B	7,401	$541,531

Coca-Cola Co. (The)	31,206	1,545,634

PepsiCo, Inc.	10,052	1,407,883

		$3,495,048

Biotechnology — 0.6%

Amgen, Inc.	5,732	$1,452,030

Biogen, Inc.(2)	3,379	971,936

CSL, Ltd.	6,121	1,284,435

Gilead Sciences, Inc.	8,927	595,877

		$4,304,278

Security	Shares	Value

Building Products — 0.3%

Daikin Industries, Ltd.	3,700	$696,951

Kingspan Group PLC	8,400	719,871

Simpson Manufacturing Co., Inc.	7,506	738,140

		$2,154,962

Capital Markets — 0.8%

Bank of New York Mellon Corp. (The)	20,065	$742,004

BlackRock, Inc.	2,251	1,337,522

CME Group, Inc.	2,642	464,648

FactSet Research Systems, Inc.	2,663	933,115

Northern Trust Corp.	8,047	658,969

Partners Group Holding AG	553	563,346

Sprott, Inc.(3)	27,449	1,166,690

		$5,866,294

Chemicals — 2.7%

Air Liquide S.A.	11,839	$1,963,200

Air Products and Chemicals, Inc.	1,947	569,030

Air Water, Inc.	55,500	778,973

Akzo Nobel NV	11,053	1,090,970

Arkema S.A.	8,131	900,191

Asahi Kasei Corp.	94,700	793,324

BASF SE	12,457	760,705

Ecolab, Inc.	4,004	789,108

Ems-Chemie Holding AG(3)	1,596	1,442,391

Givaudan S.A.	392	1,647,603

Linde PLC	6,127	1,530,157

Nippon Shokubai Co., Ltd.	14,700	773,500

NOF Corp.	23,100	937,114

Novozymes A/S, Class B	14,356	848,361

Sherwin-Williams Co. (The)	2,277	1,527,981

Shin-Etsu Chemical Co., Ltd.	8,500	1,032,958

Sika AG	8,137	1,945,616

Symrise AG	8,408	1,162,818

		$20,494,000

Commercial Services & Supplies — 0.2%

Brink’s Co. (The)	9,542	$461,451

Kokuyo Co., Ltd.	67,400	751,111

Securitas AB, Class B(2)	26,897	382,906

		$1,595,468

Communications Equipment — 0.1%

Cisco Systems, Inc.	23,755	$1,002,936

		$1,002,936

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.2%

Eiffage S.A.(2)	4,734	$435,357

Kandenko Co., Ltd.	116,300	912,119

		$1,347,476

Construction Materials — 0.1%

CRH PLC	21,574	$804,617

		$804,617

Consumer Finance — 0.2%

Aeon Financial Service Co., Ltd.(3)	49,200	$437,104

American Express Co.	8,303	843,502

		$1,280,606

Containers & Packaging — 0.4%

Ball Corp.	15,656	$1,258,273

Huhtamaki Oyj(2)	19,077	922,599

SIG Combibloc Group AG	37,618	738,182

		$2,919,054

Diversified Consumer Services — 0.4%

InvoCare, Ltd.(3)	103,588	$759,511

TAL Education Group ADR(2)	26,730	1,972,941

		$2,732,452

Diversified Financial Services — 0.2%

Berkshire Hathaway, Inc., Class B(2)	6,182	$1,347,923

		$1,347,923

Diversified Telecommunication Services — 0.3%

AT&T, Inc.	42,841	$1,277,090

Elisa Oyj	8,337	490,680

Verizon Communications, Inc.	10,781	638,990

		$2,406,760

Electric Utilities — 0.8%

Alliant Energy Corp.	19,675	$1,065,401

Enel SpA	127,008	1,150,082

Eversource Energy	6,093	522,231

Iberdrola S.A.	75,583	953,621

IDACORP, Inc.	6,033	542,367

NextEra Energy, Inc.	4,454	1,243,423

Red Electrica Corp. S.A.	28,050	536,825

		$6,013,950

Security	Shares	Value

Electrical Equipment — 0.2%

AMETEK, Inc.	6,028	$607,020

Eaton Corp. PLC	5,895	601,879

Emerson Electric Co.	9,012	626,064

		$1,834,963

Electronic Equipment, Instruments & Components — 0.2%

Amphenol Corp., Class A	6,196	$680,321

Canon Marketing Japan, Inc.	24,600	438,712

Hexagon AB, Class B(2)	8,242	598,534

		$1,717,567

Energy Equipment & Services — 0.5%

Halliburton Co.	76,310	$1,234,696

Schlumberger NV	36,806	699,682

TechnipFMC PLC	129,159	994,524

Tenaris S.A.	167,499	981,356

		$3,910,258

Entertainment — 0.1%

Activision Blizzard, Inc.	7,889	$658,889

		$658,889

Food & Staples Retailing — 0.7%

Costco Wholesale Corp.	6,174	$2,146,453

George Weston, Ltd.	4,255	307,394

Kroger Co. (The)	15,329	546,939

Loblaw Cos., Ltd.	18,837	973,513

Tsuruha Holdings, Inc.	4,700	629,043

Walmart, Inc.	6,925	961,536

		$5,564,878

Food Products — 1.3%

AAK AB(2)	65,737	$1,304,391

Calbee, Inc.	26,000	810,773

General Mills, Inc.	11,533	737,535

Hershey Co. (The)	7,237	1,075,708

Hormel Foods Corp.	19,391	988,553

McCormick & Co., Inc.	3,445	710,359

Nestle S.A.	16,445	1,980,753

Nisshin Seifun Group, Inc.	42,500	701,847

Saputo, Inc.	23,295	581,147

Tyson Foods, Inc., Class A	6,811	427,731

		$9,318,797

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Gas Utilities — 0.1%

Rubis SCA	10,104	$475,678

		$475,678

Health Care Equipment & Supplies — 1.8%

Abbott Laboratories	14,240	$1,558,853

Becton, Dickinson and Co.	2,823	685,340

Cooper Cos., Inc. (The)	2,747	863,602

Danaher Corp.	11,898	2,456,580

DENTSPLY SIRONA, Inc.	7,813	350,569

Edwards Lifesciences Corp.(2)	6,975	598,734

Fisher & Paykel Healthcare Corp., Ltd.	38,442	952,085

IDEXX Laboratories, Inc.(2)	1,878	734,411

Intuitive Surgical, Inc.(2)	2,089	1,526,725

Medtronic PLC	8,998	967,015

ResMed, Inc.	3,683	665,813

Stryker Corp.	3,160	626,185

West Pharmaceutical Services, Inc.	3,848	1,092,678

		$13,078,590

Health Care Providers & Services — 1.2%

Cigna Corp.	3,969	$703,982

CVS Health Corp.	20,344	1,263,769

Henry Schein, Inc.(2)	10,993	730,375

Humana, Inc.	1,365	566,707

McKesson Corp.	3,555	545,479

Quest Diagnostics, Inc.	5,101	567,435

Ramsay Health Care, Ltd.	25,051	1,201,832

Ryman Healthcare, Ltd.	72,431	652,972

UnitedHealth Group, Inc.	9,590	2,997,355

		$9,229,906

Health Care Technology — 0.2%

Cerner Corp.	15,697	$1,151,689

		$1,151,689

Hotels, Restaurants & Leisure — 0.3%

J D Wetherspoon PLC	54,501	$741,110

La Francaise des Jeux SAEM(4)	20,657	763,967

McDonald’s Corp.	3,770	804,970

		$2,310,047

Household Durables — 0.3%

D.R. Horton, Inc.	12,370	$882,847

JM AB	38,235	1,170,732

		$2,053,579

Security	Shares	Value

Household Products — 1.1%

Church & Dwight Co., Inc.	12,066	$1,156,285

Clorox Co. (The)	3,560	795,660

Colgate-Palmolive Co.	16,141	1,279,336

Henkel AG & Co. KGaA	15,069	1,355,829

Kimberly-Clark Corp.	4,432	699,192

Procter & Gamble Co. (The)	11,951	1,653,182

Reckitt Benckiser Group PLC	10,759	1,079,976

		$8,019,460

Industrial Conglomerates — 0.4%

3M Co.	5,247	$855,366

Nolato AB, Class B(2)	11,960	1,167,246

Smiths Group PLC	32,780	608,416

		$2,631,028

Insurance — 1.2%

Aflac, Inc.	17,242	$626,229

Allianz SE	3,269	709,333

Aon PLC, Class A	7,732	1,546,323

Arthur J. Gallagher & Co.	6,437	677,816

AXA S.A.	19,916	406,367

Dai-ichi Life Holdings, Inc.	38,000	575,781

Markel Corp.(2)	483	524,939

Marsh & McLennan Cos., Inc.	12,079	1,387,998

Muenchener Rueckversicherungs-Gesellschaft AG	1,789	516,748

NN Group NV	17,829	670,235

Swiss Life Holding AG	2,805	1,133,994

Tokio Marine Holdings, Inc.	10,300	475,377

		$9,251,140

Interactive Media & Services — 1.7%

Alphabet, Inc., Class A(2)	1,800	$2,933,154

Alphabet, Inc., Class C(2)	1,852	3,026,501

Autohome, Inc. ADR	13,140	1,054,354

Facebook, Inc., Class A(2)	14,272	4,184,551

Tencent Holdings, Ltd.	26,600	1,817,268

		$13,015,828

Internet & Direct Marketing Retail — 1.4%

Alibaba Group Holding, Ltd. ADR(2)	8,300	$2,382,349

Amazon.com, Inc.(2)	2,403	8,292,657

		$10,675,006

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 1.6%

Amdocs, Ltd.	8,111	$496,636

Atos SE(2)	5,537	479,883

Automatic Data Processing, Inc.	9,732	1,353,624

Broadridge Financial Solutions, Inc.	4,673	642,070

Cognizant Technology Solutions Corp., Class A	9,586	640,920

Fidelity National Information Services, Inc.	6,569	990,934

Fiserv, Inc.(2)	4,882	486,150

Mastercard, Inc., Class A	2,446	876,133

Nexi SpA(2)(4)	39,711	706,747

Otsuka Corp.	11,400	559,467

Shopify, Inc., Class A(2)	1,247	1,331,972

Sopra Steria Group(2)	4,293	697,195

TIS, Inc.	27,100	540,883

Visa, Inc., Class A	11,259	2,386,795

		$12,189,409

Life Sciences Tools & Services — 0.8%

Illumina, Inc.(2)	1,779	$635,494

Mettler-Toledo International, Inc.(2)	1,196	1,161,053

PerkinElmer, Inc.	10,625	1,250,775

Thermo Fisher Scientific, Inc.	6,244	2,678,551

		$5,725,873

Machinery — 0.3%

Interroll Holding AG	388	$1,042,118

PACCAR, Inc.	8,381	719,425

Traton SE(2)	20,857	426,942

		$2,188,485

Media — 0.1%

Fuji Media Holdings, Inc.	48,400	$479,498

		$479,498

Metals & Mining — 0.2%

Acerinox S.A.(2)	89,695	$728,327

Boliden AB	25,829	771,690

		$1,500,017

Multi-Utilities — 0.2%

NorthWestern Corp.	23,698	$1,223,765

WEC Energy Group, Inc.	5,821	547,639

		$1,771,404

Security	Shares	Value

Multiline Retail — 0.2%

Dollar General Corp.	2,807	$566,677

Dollarama, Inc.	16,364	638,828

Pan Pacific International Holdings Corp.	25,800	607,364

		$1,812,869

Oil, Gas & Consumable Fuels — 1.9%

Chevron Corp.	18,107	$1,519,720

ConocoPhillips	31,867	1,207,441

EOG Resources, Inc.	13,646	618,710

Exxon Mobil Corp.	46,508	1,857,530

Hess Corp.	27,154	1,250,170

Occidental Petroleum Corp.	71,150	906,451

ONEOK, Inc.	17,847	490,436

Pioneer Natural Resources Co.	14,057	1,460,944

Repsol S.A.	121,410	959,041

Suncor Energy, Inc.	67,351	1,080,735

TC Energy Corp.	22,945	1,072,883

Valero Energy Corp.	10,843	570,233

World Fuel Services Corp.	39,169	1,034,062

		$14,028,356

Paper & Forest Products — 0.1%

Mondi PLC	40,460	$796,103

		$796,103

Personal Products — 0.5%

Beiersdorf AG	8,756	$1,012,104

Kose Corp.	5,400	633,679

Unilever NV	15,157	880,722

Unilever PLC	17,493	1,034,219

		$3,560,724

Pharmaceuticals — 1.7%

Bayer AG	6,498	$432,195

Bristol-Myers Squibb Co.	8,348	519,246

Eli Lilly & Co.	5,860	869,565

Johnson & Johnson	15,548	2,385,219

Merck & Co., Inc.	8,604	733,663

Novo Nordisk A/S, Class B	29,536	1,952,724

Pfizer, Inc.	52,564	1,986,393

Roche Holding AG PC	6,578	2,301,108

Sanofi	11,110	1,125,318

		$12,305,431

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Professional Services — 0.1%

AF Poyry AB(2)	19,925	$556,960

		$556,960

Real Estate Management & Development — 0.2%

Kungsleden AB	96,457	$764,091

Nexity S.A.	21,705	745,175

		$1,509,266

Road & Rail — 1.4%

Central Japan Railway Co.	2,900	$434,773

CSX Corp.	22,173	1,695,348

J.B. Hunt Transport Services, Inc.	11,598	1,629,983

Kansas City Southern	5,008	911,656

Norfolk Southern Corp.	8,340	1,772,500

Old Dominion Freight Line, Inc.	4,771	964,601

Union Pacific Corp.	10,956	2,108,373

Werner Enterprises, Inc.	19,166	881,828

		$10,399,062

Semiconductors & Semiconductor Equipment — 0.7%

Applied Materials, Inc.	9,778	$602,325

ASML Holding NV	1,735	648,380

Intel Corp.	28,347	1,444,280

NVIDIA Corp.	3,379	1,807,697

QUALCOMM, Inc.	6,460	769,386

		$5,272,068

Software — 2.0%

Adobe, Inc.(2)	1,526	$783,433

ANSYS, Inc.(2)	1,943	658,696

Constellation Software, Inc.	516	597,351

Hilan, Ltd.	18,349	862,273

Microsoft Corp.	39,237	8,849,120

Oracle Corp.	13,008	744,318

Pegasystems, Inc.	10,142	1,302,943

Tyler Technologies, Inc.(2)	2,255	778,674

VMware, Inc., Class A(2)(3)	3,756	542,517

		$15,119,325

Specialty Retail — 0.5%

Advance Auto Parts, Inc.	4,683	$732,000

Bilia AB, Class A(2)	89,444	1,062,279

Home Depot, Inc. (The)	3,993	1,138,164

Industria de Diseno Textil S.A.	17,060	479,680

		$3,412,123

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.6%

Apple, Inc.	95,036	$12,263,445

		$12,263,445

Textiles, Apparel & Luxury Goods — 0.1%

NIKE, Inc., Class B	6,191	$692,711

		$692,711

Thrifts & Mortgage Finance — 0.1%

Equitable Group, Inc.	14,329	$849,073

		$849,073

Tobacco — 0.1%

Philip Morris International, Inc.	11,064	$882,797

		$882,797

Trading Companies & Distributors — 0.5%

Brenntag AG	10,953	$686,276

Bunzl PLC	17,838	575,440

Fastenal Co.	14,534	710,131

HD Supply Holdings, Inc.(2)	15,467	613,421

Indutrade AB(2)	14,305	754,768

Mitsui & Co., Ltd.	34,500	622,225

		$3,962,261

Transportation Infrastructure — 0.1%

Hamburger Hafen und Logistik AG	40,880	$756,514

		$756,514

Wireless Telecommunication Services — 0.2%

SoftBank Group Corp.	12,500	$773,203

T-Mobile US, Inc.(2)	6,064	707,548

		$1,480,751

Total Common Stocks (identified cost $206,993,161)		$284,349,792

U.S. Treasury Obligations — 15.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

1.25%, 3/31/21	$13,617	$13,703,331

1.375%, 4/30/21	12,697	12,798,624

1.75%, 5/31/22	8,221	8,451,894

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes: (continued)

1.75%, 7/15/22	$6,036	$6,216,874

1.875%, 4/30/22(3)	11,476	11,806,589

1.875%, 7/31/22	3,662	3,783,034

2.125%, 8/15/21(3)	9,134	9,305,228

2.125%, 5/15/22	7,664	7,922,442

2.25%, 4/30/21	16,703	16,936,049

2.50%, 2/15/22	6,173	6,385,042

2.625%, 7/15/21	6,010	6,138,948

2.75%, 8/15/21	8,988	9,210,413

Total U.S. Treasury Obligations (identified cost $110,907,951)		$112,658,468

Exchange-Traded Funds(5) — 41.0%
Security	Shares	Value

Equity Funds — 4.3%

iShares MSCI China ETF	425,115	$32,159,950

		$32,159,950

Fixed Income Funds — 26.7%

First Trust Low Duration Opportunities ETF	1,673,828	$86,570,384

iShares Intermediate-Term Corporate Bond ETF	1,836,752	112,335,752

		$198,906,136

Municipal Bond Funds — 8.5%

Invesco National AMT-Free Municipal Bond ETF	2,368,750	$63,269,312

		$63,269,312

Short-Term Fixed Income Funds — 1.5%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,104,968

		$11,104,968

Total Exchange-Traded Funds (identified cost $297,522,582)		$305,440,366

Short-Term Investments — 6.1%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	43,481,868	$43,481,868

State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%(7)	2,090,944	2,090,944

Total Short-Term Investments (identified cost $45,572,327)		$45,572,812

Total Investments — 100.3% (identified cost $660,996,021)		$748,021,438

Other Assets, Less Liabilities — (0.3)%		$(2,183,543)

Net Assets — 100.0%		$745,837,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at August 31, 2020. The aggregate market value of securities on loan at August 31, 2020 was $24,202,990.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $1,470,714 or 0.2% of the Fund’s net assets.

(5)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

(7)	Represents investment of cash collateral received in connection with securities lending.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	45.8%	$341,792,946

Japan	2.1	15,954,477

Switzerland	1.7	12,795,111

Canada	1.3	9,514,271

Germany	1.2	8,552,574

Sweden	1.1	8,533,597

France	1.1	8,282,059

United Kingdom	1.1	8,240,667

China	1.0	7,226,912

Spain	0.5	3,657,494

Denmark	0.5	3,530,440

Australia	0.4	3,245,778

Netherlands	0.3	2,409,585

Ireland	0.3	2,126,367

Italy	0.3	1,856,829

New Zealand	0.2	1,605,057

Finland	0.2	1,413,279

Luxembourg	0.1	981,356

Israel	0.1	862,273

Exchange-Traded Funds	41.0	305,440,366

Total Investments	100.3%	$748,021,438

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Statement of Assets and Liabilities

Assets	August 31, 2020

Unaffiliated investments, at value including $24,202,990 of securities on loan (identified cost, $617,514,638)	$704,539,570

Affiliated investment, at value (identified cost, $43,481,383)	43,481,868

Foreign currency, at value (identified cost, $1,272)	1,478

Dividends receivable	421,333

Interest receivable	479,056

Dividends receivable from affiliated investment	4,597

Receivable for Fund shares sold	849,172

Securities lending income receivable	2,758

Tax reclaims receivable	323,401

Total assets	$750,103,233

Liabilities

Collateral for securities loaned	$2,090,944

Payable for Fund shares redeemed	1,329,921

Payable to affiliates:

Investment adviser and administration fee	518,078

Distribution and service fees	105,679

Accrued expenses	220,716

Total liabilities	$4,265,338

Net Assets	$745,837,895

Sources of Net Assets

Paid-in capital	$640,267,500

Distributable earnings	105,570,395

Total	$745,837,895

Class A Shares

Net Assets	$97,872,887

Shares Outstanding	6,464,484

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.14

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.06

Class C Shares

Net Assets	$101,075,136

Shares Outstanding	6,840,503

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.78

Class I Shares

Net Assets	$546,889,872

Shares Outstanding	35,943,928

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Statement of Operations

Investment Income	Year Ended August 31, 2020

Dividends (net of foreign taxes, $175,724)	$8,696,132

Interest	3,297,796

Dividends from affiliated investment	263,229

Securities lending income, net	102,377

Total investment income	$12,359,534

Expenses

Investment adviser and administration fee	$5,487,788

Distribution and service fees

Class A	193,731

Class C	1,135,229

Trustees’ fees and expenses	35,072

Custodian fee	179,956

Transfer and dividend disbursing agent fees	332,404

Legal and accounting services	69,270

Printing and postage	42,472

Registration fees	57,589

Miscellaneous	87,709

Total expenses	$7,621,220

Net investment income	$4,738,314

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$22,536,186

Investment transactions — affiliated investment	8,247

Foreign currency transactions	(123,574)

Net realized gain	$22,420,859

Change in unrealized appreciation (depreciation) —

Investments	$40,787,962

Investments — affiliated investment	3,881

Foreign currency	29,965

Net change in unrealized appreciation (depreciation)	$40,821,808

Net realized and unrealized gain	$63,242,667

Net increase in net assets from operations	$67,980,981

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$4,738,314	$8,482,878

Net realized gain	22,420,859	7,842,539

Net change in unrealized appreciation (depreciation)	40,821,808	(39,745,614)

Net increase (decrease) in net assets from operations	$67,980,981	$(23,420,197)

Distributions to shareholders —

Class A	$(3,202,531)	$(2,009,876)

Class C	(4,129,164)	(2,704,351)

Class I	(20,042,888)	(14,958,029)

Total distributions to shareholders	$(27,374,583)	$(19,672,256)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$32,264,614	$15,555,359

Class C	19,027,947	19,743,581

Class I	192,018,296	179,606,673

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,290,521	1,514,512

Class C	2,643,861	1,781,659

Class I	12,596,767	9,025,932

Cost of shares redeemed

Class A	(19,598,825)	(26,771,110)

Class C	(45,389,523)	(31,859,692)

Class I	(155,773,403)	(252,998,541)

Net asset value of shares converted

Class A	1,800,943	2,876,111

Class C	(1,800,943)	(2,876,111)

Net increase (decrease) in net assets from Fund share transactions	$40,080,255	$(84,401,627)

Net increase (decrease) in net assets	$80,686,653	$(127,494,080)

Net Assets

At beginning of year	$665,151,242	$792,645,322

At end of year	$745,837,895	$665,151,242

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Financial Highlights

	Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$14.370	$15.110	$14.330	$13.060	$12.250

Income (Loss) From Operations

Net investment income(1)	$0.097	$0.161	$0.157	$0.156	$0.150

Net realized and unrealized gain (loss)	1.284	(0.542)	0.934	1.176	0.824

Total income (loss) from operations	$1.381	$(0.381)	$1.091	$1.332	$0.974

Less Distributions

From net investment income	$(0.191)	$(0.071)	$(0.154)	$(0.062)	$(0.164)

From net realized gain	(0.420)	(0.288)	(0.157)	—	—

Total distributions	$(0.611)	$(0.359)	$(0.311)	$(0.062)	$(0.164)

Net asset value — End of year	$15.140	$14.370	$15.110	$14.330	$13.060

Total Return(2)	9.93%	(2.43)%	7.67%	10.24%	8.02%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$97,873	$76,453	$87,728	$84,551	$91,816

Ratios (as a percentage of average daily net assets):

Expenses	1.21%	1.22%	1.20%	1.26%	1.30%

Net investment income	0.68%	1.14%	1.05%	1.15%	1.20%

Portfolio Turnover	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Financial Highlights — continued

	Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$14.030	$14.790	$14.030	$12.830	$12.040

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.010)	$0.054	$0.045	$0.053	$0.058

Net realized and unrealized gain (loss)	1.258	(0.531)	0.920	1.147	0.802

Total income (loss) from operations	$1.248	$(0.477)	$0.965	$1.200	$0.860

Less Distributions

From net investment income	$(0.078)	$—	$(0.048)	$—	$(0.070)

From net realized gain	(0.420)	(0.283)	(0.157)	—	—

Total distributions	$(0.498)	$(0.283)	$(0.205)	$—	$(0.070)

Net asset value — End of year	$14.780	$14.030	$14.790	$14.030	$12.830

Total Return(2)	9.14%	(3.16)%	6.91%	9.35%	7.17%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$101,075	$121,049	$141,787	$124,228	$134,720

Ratios (as a percentage of average daily net assets):

Expenses	1.96%	1.97%	1.95%	2.01%	2.05%

Net investment income (loss)	(0.07)%	0.39%	0.31%	0.40%	0.48%

Portfolio Turnover	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

19	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Financial Highlights — continued

	Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$14.440	$15.190	$14.390	$13.130	$12.310

Income (Loss) From Operations

Net investment income(1)	$0.133	$0.199	$0.196	$0.192	$0.184

Net realized and unrealized gain (loss)	1.294	(0.552)	0.952	1.164	0.833

Total income (loss) from operations	$1.427	$(0.353)	$1.148	$1.356	$1.017

Less Distributions

From net investment income	$(0.227)	$(0.109)	$(0.191)	$(0.096)	$(0.197)

From net realized gain	(0.420)	(0.288)	(0.157)	—	—

Total distributions	$(0.647)	$(0.397)	$(0.348)	$(0.096)	$(0.197)

Net asset value — End of year	$15.220	$14.440	$15.190	$14.390	$13.130

Total Return(2)	10.24%	(2.22)%	8.04%	10.40%	8.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$546,890	$467,649	$563,130	$415,089	$274,566

Ratios (as a percentage of average daily net assets):

Expenses	0.96%	0.97%	0.95%	1.01%	1.05%

Net investment income	0.92%	1.40%	1.32%	1.40%	1.47%

Portfolio Turnover	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

20	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the expenses of the exchange-traded funds in which it invests.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2020 and August 31, 2019 was as follows:

	Year Ended August 31,
	2020	2019

Ordinary income	$10,915,317	$4,712,844

Long-term capital gains	$16,459,266	$14,959,412

During the year ended August 31, 2020, distributable earnings was decreased by $2,127,375 and paid-in capital was increased by $2,127,375 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,204,069

Undistributed long-term capital gains	$15,285,680

Net unrealized appreciation	$87,080,646

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$660,963,747

Gross unrealized appreciation	$93,345,621

Gross unrealized depreciation	(6,287,930)

Net unrealized appreciation	$87,057,691

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended August 31, 2020, the investment adviser and administration fee amounted to $5,487,788 or 0.84% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2020, EVM earned $11,472 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,312 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2020 amounted to $193,731 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2020, the Fund paid or accrued to EVD $851,422 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2020 amounted to $283,807 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2020, the Fund was informed that EVD received approximately $100 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$410,358,059	$326,223,467

U.S. Government and Agency Securities	44,220,564	117,619,049

	$454,578,623	$443,842,516

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2020	2019

Sales	2,224,775	1,107,629

Issued to shareholders electing to receive payments of distributions in Fund shares	162,795	109,351

Redemptions	(1,369,666)	(1,910,584)

Converted from Class C shares	126,134	209,160

Net increase (decrease)	1,144,038	(484,444)

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

	Year Ended August 31,
Class C	2020	2019

Sales	1,369,490	1,432,364

Issued to shareholders electing to receive payments of distributions in Fund shares	191,584	131,004

Redemptions	(3,220,026)	(2,306,935)

Converted to Class A shares	(128,967)	(213,490)

Net decrease	(1,787,919)	(957,057)

	Year Ended August 31,
Class I	2020	2019

Sales	13,591,031	12,765,567

Issued to shareholders electing to receive payments of distributions in Fund shares	892,755	649,815

Redemptions	(10,928,776)	(18,106,708)

Net increase (decrease)	3,555,010	(4,691,326)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At August 31, 2020, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,286,249 and $24,855,822, respectively. Collateral received was comprised of cash of $2,090,944 and U.S. government and/or agencies securities of $22,764,878. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$2,090,944	$—	$—	$—	$2,090,944

The carrying amount of the liability for collateral for securities loaned at August 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2020.

10  Investments in Affiliated Funds

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $43,481,868, which represents 5.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$36,525,578	$278,732,463	$(271,788,301)	$8,247	$3,881	$43,481,868	$263,229	43,481,868

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$14,481,077	$3,560,649		$—	$18,041,726

Consumer Discretionary	20,239,445	6,317,753		—	26,557,198

Consumer Staples	19,418,368	11,423,336		—	30,841,704

Energy	15,998,217	1,940,397		—	17,938,614

Financials	18,232,369	6,046,983		—	24,279,352

Health Care	35,893,098	9,902,669		—	45,795,767

Industrials	24,497,516	12,549,076		—	37,046,592

Information Technology	42,032,676	5,532,074		—	47,564,750

Materials	5,674,549	20,839,242		—	26,513,791

Real Estate	—	1,509,266		—	1,509,266

Utilities	5,144,826	3,116,206		—	8,261,032

Total Common Stocks	$201,612,141	$82,737,651	*	$—	$284,349,792

U.S. Treasury Obligations	$—	$112,658,468		$—	$112,658,468

Exchange-Traded Funds	305,440,366	—		—	305,440,366

Short-Term Investments	2,090,944	43,481,868		—	45,572,812

Total Investments	$509,143,451	$238,877,987		$—	$748,021,438

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Subsequent Event

On October 8, 2020, Morgan Stanley (“Morgan Stanley”) and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction will result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

27

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein All Asset Strategy Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Business Income.  For the fiscal year ended August 31, 2020, the Fund designates approximately $76,109, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Qualified Dividend Income.  For the fiscal year ended August 31, 2020, the Fund designates approximately $8,328,888, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2020 ordinary income dividends, 55.59% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $21,109,446 or, if subsequently determined to be different, the net capital gain of such year.

29

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

30

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

31

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. In particular, the Board evaluated the abilities and experience of the Sub-adviser’s investment professionals in investing in assets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its blended and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

32

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

36

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5669    8.31.20

Eaton Vance

Richard Bernstein Equity Strategy Fund

Annual Report

August 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2020

Eaton Vance

Richard Bernstein Equity Strategy Fund

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began September 1, 2019 (the period), included some of the best and worst equity performances in over a decade.

The period began with global equities rallying in the closing months of 2019, supported by interest rate reductions by many central banks worldwide. The previous July, the U.S. Federal Reserve (the Fed) had cut rates for the first time in over a decade, followed by two additional rate cuts in the first two months of the period. By the end of the third quarter of 2019, interest rates had been lowered by dozens of central banks around the world.

In January 2020, however, news of the novel coronavirus outbreak in China began to raise investor concerns. As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. Economic activity declined dramatically and equity markets, along with credit markets, plunged in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the Federal Funds rate to 0.00%-0.25% — along with other measures designed to shore up the markets. Across the globe, other central banks and governments also commenced aggressive monetary and fiscal responses to help mitigate the economic effects of the virus.

These moves helped calm the markets and initiated a global equity rally that began in late March and lasted through the end of the period. In the second quarter of 2020, U.S. stocks reported their best quarterly returns since 1998 — on the heels of the worst first quarter for American stocks since the 2007-08 global financial crisis.

Overseas stock indexes also reflected investor optimism as economies started to emerge from coronavirus lockdowns and factories resumed production. As the period drew to a close, however, it remained unclear whether investor optimism was warranted, as the number of coronavirus cases remained high and the world waited to see if increased economic activity would allow the virus to surge again.

For the 12-month period ended August 31, 2020, the MSCI World Index, a broad measure of global equities, returned 16.79%; while the S&P 500® Index, a broad measure of U.S. stocks, returned 21.94%; and the technology-laden Nasdaq Composite Index rose 49.33%. The MSCI EAFE Index of developed-market international equities returned 6.13%; while the MSCI Emerging Markets Index returned 14.49%.

Fund Performance

For the 12-month period ended August 31, 2020, Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) returned 17.89% for Class A shares at net asset value, outperforming its benchmark, the MSCI ACWI Index (the Index), which returned 16.52%.

The Fund uses a macro-driven, top-down approach to stock selection in seeking potentially overlooked investment opportunities worldwide.

An overweight exposure, relative to the Index, to Chinese equities — including an out-of-Index holding in the iShares MSCI China ETF — was among the largest contributors to Fund performance versus the Index. While China was the point of origin for COVID-19, its early lockdown and coordinated national approach was, in economic terms, one of the most successful responses to the pandemic, leading its economy to be one of the first to return to growth. As a result, the Fund’s focus on China within emerging markets — primarily in the consumer discretionary sector — benefited relative returns.

Underweight exposure to emerging market nations other than China helped performance versus the Index as well, as many emerging market countries proved especially vulnerable to the virus’ economic and health effects.

Within both the Fund’s Europe and New Zealand holdings, stock selections and an overweight position in the health care sector — particularly in the health care equipment & supplies industry, which saw increased demand due to the pandemic — also contributed to relative returns. In Europe, stock selections in the chemicals industry aided relative performance as well. The U.S. dollar-denominated Fund also benefited from a strengthening euro and a weakening of emerging market currencies — other than China’s renminbi — versus the dollar during the pandemic.

A general underweight to the financials sector — especially in the banking industry — also contributed to relative Fund performance, as falling interest rates during the period hurt bank profits. Security selections and an underweight position in Asia ex-Japan equities, plus selection of transportation stocks, contributed to performance versus the Index as well.

In contrast, an underweight position in the information technology (IT) sector, primarily in the Fund’s U.S. allocation, detracted from relative performance as IT stocks helped lead a rally in U.S. equities from April through the end of the period. Security selections in the REIT (real estate investment trust) industry also hurt performance of the Fund’s U.S. holdings, as pandemic-related business declines and closures reduced landlords’ income.

In a period when the overall direction of equity markets was up, the Fund’s cash allocation also detracted from results versus the Index, which has no cash allocation. Management increased the Fund’s cash position during the period to reduce portfolio volatility and to help pay for shareholder redemptions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Performance2,3

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class A at NAV	10/12/2010	10/12/2010	17.89%	10.29%	9.02%
Class A with 5.75% Maximum Sales Charge	—	—	11.10	9.00	8.37
Class C at NAV	10/12/2010	10/12/2010	16.96	9.46	8.19
Class C with 1% Maximum Sales Charge	—	—	15.96	9.46	8.19
Class I at NAV	10/12/2010	10/12/2010	18.11	10.56	9.28

MSCI ACWI Index	—	—	16.52%	10.20%	8.74%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			1.30%	2.05%	1.05%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	10/12/2010	$21,792	N.A.
Class I	$250,000	10/12/2010	$601,567	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Fund Profile

Country Allocation (% of net assets)5

Equity Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

iShares MSCI China ETF	9.3%

Apple, Inc.	4.2

Microsoft Corp.	3.1

Amazon.com, Inc.	2.7

Facebook, Inc., Class A	1.4

Alphabet, Inc., Class C	1.0

Alphabet, Inc., Class A	1.0

Johnson & Johnson	0.8

Thermo Fisher Scientific, Inc.	0.8

Procter & Gamble Co. (The)	0.8

Total	25.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund.

5

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,163.10	$6.80	1.25%
Class C	$1,000.00	$1,158.20	$10.90	2.01%
Class I	$1,000.00	$1,163.60	$5.44	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.34	1.25%
Class C	$1,000.00	$1,015.00	$10.18	2.01%
Class I	$1,000.00	$1,020.10	$5.08	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

6

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments

Common Stocks — 86.2%
Security	Shares	Value

Aerospace & Defense — 0.1%

Thales S.A.	12,529	$978,437

		$978,437

Air Freight & Logistics — 1.9%

C.H. Robinson Worldwide, Inc.	33,674	$3,310,154

Expeditors International of Washington, Inc.	36,292	3,207,850

FedEx Corp.	17,581	3,865,007

United Parcel Service, Inc., Class B	27,465	4,493,823

		$14,876,834

Airlines — 0.4%

Alaska Air Group, Inc.	34,123	$1,329,091

Southwest Airlines Co.	40,514	1,522,516

		$2,851,607

Auto Components — 0.2%

Cie Generale des Etablissements Michelin SCA	13,654	$1,546,446

		$1,546,446

Automobiles — 0.6%

Tesla, Inc.(1)	9,885	$4,925,893

		$4,925,893

Banks — 1.3%

Bank of America Corp.	81,541	$2,098,865

JPMorgan Chase & Co.	48,155	4,824,650

Sumitomo Mitsui Financial Group, Inc.	56,300	1,655,511

U.S. Bancorp	37,916	1,380,142

		$9,959,168

Beverages — 1.3%

Asahi Group Holdings, Ltd.	35,500	$1,240,679

Britvic PLC	136,160	1,544,587

Coca-Cola Co. (The)	65,853	3,261,699

PepsiCo, Inc.	26,321	3,686,519

		$9,733,484

Biotechnology — 1.1%

Amgen, Inc.	13,030	$3,300,760

Biogen, Inc.(1)	2,561	736,646

CSL, Ltd.	16,393	3,439,919

Gilead Sciences, Inc.	14,614	975,484

		$8,452,809

Security	Shares	Value

Building Products — 0.5%

Daikin Industries, Ltd.(2)	8,000	$1,506,922

Kingspan Group PLC	25,698	2,202,291

		$3,709,213

Capital Markets — 1.2%

BlackRock, Inc.	1,520	$903,169

FactSet Research Systems, Inc.	6,828	2,392,531

Moody’s Corp.	6,984	2,057,766

Morgan Stanley	18,369	959,964

Northern Trust Corp.	18,292	1,497,932

Partners Group Holding AG	1,400	1,426,192

		$9,237,554

Chemicals — 5.6%

Air Liquide S.A.	24,986	$4,143,299

Air Products and Chemicals, Inc.	8,502	2,484,795

Air Water, Inc.	100,100	1,404,958

Akzo Nobel NV	14,153	1,396,950

Arkema S.A.	14,645	1,621,363

Asahi Kasei Corp.	170,600	1,429,156

BASF SE	22,436	1,370,087

Ecolab, Inc.	11,393	2,245,333

Ems-Chemie Holding AG(2)	3,263	2,948,949

Givaudan S.A.	1,172	4,925,998

Linde PLC	14,715	3,674,924

Nippon Shokubai Co., Ltd.	26,400	1,389,143

NOF Corp.	41,700	1,691,673

Novozymes A/S, Class B	25,857	1,528,007

PPG Industries, Inc.	12,793	1,540,277

Sherwin-Williams Co. (The)	3,518	2,360,754

Shin-Etsu Chemical Co., Ltd.	13,700	1,664,885

Sika AG	14,489	3,464,425

Symrise AG	15,299	2,115,836

		$43,400,812

Commercial Services & Supplies — 0.2%

Securitas AB, Class B(1)	123,582	$1,759,313

		$1,759,313

Communications Equipment — 0.3%

Cisco Systems, Inc.	51,887	$2,190,669

		$2,190,669

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.3%

Eiffage S.A.(1)	21,746	$1,999,849

		$1,999,849

Construction Materials — 0.2%

CRH PLC	38,857	$1,449,199

		$1,449,199

Consumer Finance — 0.3%

Aeon Financial Service Co., Ltd.(2)	101,800	$904,415

American Express Co.	12,901	1,310,612

		$2,215,027

Containers & Packaging — 0.9%

AptarGroup, Inc.	9,421	$1,115,352

Ball Corp.	31,934	2,566,536

Huhtamaki Oyj(1)	34,360	1,661,712

Sonoco Products Co.	29,777	1,579,074

		$6,922,674

Diversified Financial Services — 0.3%

Berkshire Hathaway, Inc., Class B(1)	11,101	$2,420,462

		$2,420,462

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	59,453	$1,772,294

Swisscom AG	1,746	966,754

Verizon Communications, Inc.	22,653	1,342,643

		$4,081,691

Electric Utilities — 1.8%

Alliant Energy Corp.	40,976	$2,218,850

Eversource Energy	21,015	1,801,196

IDACORP, Inc.	28,901	2,598,200

NextEra Energy, Inc.	13,209	3,687,556

Pinnacle West Capital Corp.	21,265	1,559,788

Xcel Energy, Inc.	31,534	2,190,825

		$14,056,415

Electrical Equipment — 0.5%

AMETEK, Inc.	13,315	$1,340,820

Eaton Corp. PLC	13,323	1,360,278

Emerson Electric Co.	20,763	1,442,406

		$4,143,504

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%

Amphenol Corp., Class A	13,874	$1,523,365

Canon Marketing Japan, Inc.	52,000	927,359

Hexagon AB, Class B(1)	30,429	2,209,753

Kyocera Corp.	17,600	1,009,918

		$5,670,395

Energy Equipment & Services — 1.3%

Halliburton Co.	268,724	$4,347,954

National Oilwell Varco, Inc.	96,990	1,163,880

Schlumberger NV	66,292	1,260,211

TechnipFMC PLC	428,385	3,298,565

		$10,070,610

Entertainment — 0.6%

Activision Blizzard, Inc.	15,826	$1,321,788

Netflix, Inc.(1)	3,633	1,923,891

Walt Disney Co. (The)	13,142	1,733,036

		$4,978,715

Food & Staples Retailing — 1.8%

Costco Wholesale Corp.	15,525	$5,397,422

Create SD Holdings Co., Ltd.	57,600	2,080,776

Loblaw Cos., Ltd.	42,809	2,212,408

Walgreens Boots Alliance, Inc.	21,476	816,518

Walmart, Inc.	22,939	3,185,080

		$13,692,204

Food Products — 3.8%

AAK AB(1)	155,862	$3,092,703

Associated British Foods PLC	51,739	1,399,047

Cranswick PLC	32,176	1,594,942

General Mills, Inc.	46,241	2,957,112

Hershey Co. (The)	15,057	2,238,072

Hormel Foods Corp.	42,800	2,181,944

Kerry Group PLC, Class A	12,198	1,601,831

McCormick & Co., Inc.	7,513	1,549,181

MEIJI Holdings Co., Ltd.	19,800	1,600,964

Nestle S.A.	48,581	5,851,442

Saputo, Inc.	88,320	2,203,345

Tyson Foods, Inc., Class A	27,149	1,704,957

Yakult Honsha Co., Ltd.	21,600	1,232,850

		$29,208,390

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Gas Utilities — 0.2%

Rubis SCA	25,569	$1,203,741

		$1,203,741

Health Care Equipment & Supplies — 5.7%

Abbott Laboratories	40,038	$4,382,960

Becton, Dickinson and Co.	10,916	2,650,077

Cooper Cos., Inc. (The)	6,148	1,932,808

Danaher Corp.	27,790	5,737,801

DENTSPLY SIRONA, Inc.	35,878	1,609,846

Edwards Lifesciences Corp.(1)	23,112	1,983,934

Fisher & Paykel Healthcare Corp., Ltd.	86,730	2,148,024

IDEXX Laboratories, Inc.(1)	5,396	2,110,160

Intuitive Surgical, Inc.(1)	3,682	2,690,953

Medtronic PLC	25,618	2,753,166

ResMed, Inc.	11,959	2,161,948

Sartorius AG, PFC Shares	4,688	1,990,104

Siemens Healthineers AG(3)	46,046	2,097,801

STERIS PLC	13,681	2,184,035

Stryker Corp.	12,385	2,454,212

Sysmex Corp.	17,000	1,484,869

West Pharmaceutical Services, Inc.	8,480	2,407,981

Zimmer Biomet Holdings, Inc.	9,189	1,294,546

		$44,075,225

Health Care Providers & Services — 3.1%

Anthem, Inc.	7,993	$2,250,189

Centene Corp.(1)	25,709	1,576,476

Cigna Corp.	12,971	2,300,666

CVS Health Corp.	38,863	2,414,170

Humana, Inc.	6,036	2,505,966

McKesson Corp.	8,696	1,334,314

Quest Diagnostics, Inc.	8,630	960,001

Ramsay Health Care, Ltd.	63,092	3,026,865

UnitedHealth Group, Inc.	16,809	5,253,653

Universal Health Services, Inc., Class B	21,047	2,322,537

		$23,944,837

Health Care Technology — 0.3%

Cerner Corp.	31,317	$2,297,728

		$2,297,728

Hotels, Restaurants & Leisure — 1.2%

Evolution Gaming Group AB(2)(3)	41,738	$3,124,088

McDonald’s Corp.	11,541	2,464,234

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)

Resorttrust, Inc.	135,600	$1,925,503

Starbucks Corp.	18,191	1,536,594

		$9,050,419

Household Durables — 0.3%

JM AB	81,118	$2,483,784

		$2,483,784

Household Products — 2.6%

Church & Dwight Co., Inc.	29,353	$2,812,898

Clorox Co. (The)	11,100	2,480,850

Colgate-Palmolive Co.	35,928	2,847,653

Henkel AG & Co. KGaA	25,073	2,255,936

Kimberly-Clark Corp.	9,787	1,543,997

Procter & Gamble Co. (The)	43,066	5,957,320

Reckitt Benckiser Group PLC	18,809	1,888,027

		$19,786,681

Industrial Conglomerates — 0.7%

3M Co.	10,984	$1,790,612

Siemens AG	14,387	1,993,543

Smiths Group PLC	73,039	1,355,647

		$5,139,802

Insurance — 3.5%

Aflac, Inc.	39,535	$1,435,911

Allianz SE	15,355	3,331,847

Allstate Corp. (The)	9,993	929,349

Aon PLC, Class A	7,862	1,572,322

Arthur J. Gallagher & Co.	16,854	1,774,726

AXA S.A.	103,320	2,108,147

Dai-ichi Life Holdings, Inc.	79,700	1,207,625

Marsh & McLennan Cos., Inc.	18,563	2,133,074

Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,874,319

Progressive Corp. (The)	30,987	2,945,005

Sampo Oyj, Class A	30,319	1,221,360

Swiss Life Holding AG	10,703	4,326,967

Travelers Cos., Inc. (The)	13,951	1,618,874

		$27,479,526

Interactive Media & Services — 3.4%

Alphabet, Inc., Class A(1)	4,586	$7,473,025

Alphabet, Inc., Class C(1)	4,740	7,746,013

Facebook, Inc., Class A(1)	37,149	10,892,087

		$26,111,125

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 3.4%

Alibaba Group Holding, Ltd. ADR(1)	13,001	$3,731,677

Amazon.com, Inc.(1)	6,137	21,178,542

Booking Holdings, Inc.(1)	645	1,232,240

		$26,142,459

IT Services — 3.4%

Amdocs, Ltd.	17,485	$1,070,607

Atos SE(1)	17,015	1,474,663

Automatic Data Processing, Inc.	21,633	3,008,934

Bechtle AG	7,756	1,567,547

Cognizant Technology Solutions Corp., Class A	21,873	1,462,429

Fidelity National Information Services, Inc.	11,831	1,784,706

Mastercard, Inc., Class A	2,700	967,113

Nexi SpA(1)(3)	101,631	1,808,752

Otsuka Corp.	23,700	1,163,103

Shopify, Inc., Class A(1)	2,661	2,842,324

Sopra Steria Group	9,501	1,542,988

TIS, Inc.(2)	58,900	1,175,573

Visa, Inc., Class A	21,878	4,637,917

Worldline S.A.(1)(3)	18,709	1,722,055

		$26,228,711

Life Sciences Tools & Services — 2.3%

Agilent Technologies, Inc.	21,312	$2,140,151

Illumina, Inc.(1)	5,736	2,049,014

Lonza Group AG	2,829	1,757,978

PerkinElmer, Inc.	22,442	2,641,872

Sartorius Stedim Biotech	8,077	2,886,801

Thermo Fisher Scientific, Inc.	13,910	5,967,112

		$17,442,928

Machinery — 0.8%

Knorr-Bremse AG	18,315	$2,327,226

PACCAR, Inc.	20,379	1,749,333

Stadler Rail AG(2)	49,361	2,207,167

		$6,283,726

Marine — 0.1%

Kirby Corp.(1)	23,917	$1,015,038

		$1,015,038

Media — 0.4%

Comcast Corp., Class A	43,528	$1,950,490

Fuji Media Holdings, Inc.	104,200	1,032,308

		$2,982,798

Security	Shares	Value

Metals & Mining — 0.4%

Acerinox S.A.(1)	161,549	$1,311,785

Rio Tinto, Ltd.	21,173	1,523,615

		$2,835,400

Multi-Utilities — 0.9%

CMS Energy Corp.	24,718	$1,495,192

DTE Energy Co.	13,958	1,656,396

NorthWestern Corp.	36,459	1,882,743

WEC Energy Group, Inc.	19,959	1,877,742

		$6,912,073

Multiline Retail — 0.3%

Dollar General Corp.	5,595	$1,129,518

Dollarama, Inc.	34,863	1,361,003

		$2,490,521

Oil, Gas & Consumable Fuels — 3.6%

Chevron Corp.	38,314	$3,215,694

Concho Resources, Inc.	20,751	1,078,637

ConocoPhillips	30,001	1,136,738

EOG Resources, Inc.	24,578	1,114,367

Exxon Mobil Corp.	103,330	4,127,000

Hess Corp.	56,250	2,589,750

Kinder Morgan, Inc.	87,187	1,204,924

ONEOK, Inc.	32,144	883,317

Pioneer Natural Resources Co.	13,146	1,366,264

Repsol S.A.	382,582	3,022,090

Royal Dutch Shell PLC, Class B ADR	40,504	1,138,162

Suncor Energy, Inc.	214,683	3,444,869

Valero Energy Corp.	19,530	1,027,083

World Fuel Services Corp.	106,963	2,823,823

		$28,172,718

Paper & Forest Products — 0.2%

Mondi PLC	76,463	$1,504,508

		$1,504,508

Personal Products — 1.2%

Beiersdorf AG	27,236	$3,148,203

Estee Lauder Cos., Inc. (The), Class A	11,662	2,585,698

Kose Corp.	5,400	633,679

Unilever NV	27,184	1,579,570

Unilever PLC	23,093	1,365,302

		$9,312,452

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 4.0%

Bayer AG	28,385	$1,887,944

Bristol-Myers Squibb Co.	36,600	2,276,520

Eli Lilly & Co.	13,203	1,959,193

Johnson & Johnson	41,881	6,424,964

Merck & Co., Inc.	25,096	2,139,936

Novartis AG	16,795	1,447,511

Novo Nordisk A/S, Class B	38,198	2,525,397

Pfizer, Inc.	128,534	4,857,300

Roche Holding AG PC	11,052	3,866,197

Sanofi	33,055	3,348,100

		$30,733,062

Professional Services — 0.3%

Teleperformance	7,220	$2,226,411

		$2,226,411

Road & Rail — 3.1%

Central Japan Railway Co.	6,300	$944,508

CSX Corp.	45,674	3,492,234

J.B. Hunt Transport Services, Inc.	23,022	3,235,512

Kansas City Southern	9,878	1,798,191

Knight-Swift Transportation Holdings, Inc.(2)	35,817	1,628,241

Norfolk Southern Corp.	17,028	3,618,961

Old Dominion Freight Line, Inc.	9,839	1,989,249

Seino Holdings Co., Ltd.	87,400	1,336,040

Union Pacific Corp.	23,478	4,518,106

Werner Enterprises, Inc.	34,519	1,588,219

		$24,149,261

Semiconductors & Semiconductor Equipment — 1.4%

Applied Materials, Inc.	22,452	$1,383,043

ASML Holding NV	3,858	1,441,759

Intel Corp.	34,478	1,756,654

Micron Technology, Inc.(1)	23,030	1,048,095

NVIDIA Corp.	9,429	5,044,327

		$10,673,878

Software — 4.5%

Adobe, Inc.(1)	3,233	$1,659,790

Constellation Software, Inc.	1,075	1,244,481

Microsoft Corp.	105,954	23,895,806

Oracle Corp.	33,833	1,935,924

Pegasystems, Inc.	18,456	2,371,042

SAP SE	10,289	1,701,233

Security	Shares	Value

Software (continued)

Tyler Technologies, Inc.(1)	3,324	$1,147,810

VMware, Inc., Class A(1)(2)	8,115	1,172,131

		$35,128,217

Specialty Retail — 1.2%

Home Depot, Inc. (The)	16,642	$4,743,636

Industria de Diseno Textil S.A.	70,800	1,990,699

TJX Cos., Inc. (The)	18,374	1,006,711

WH Smith PLC	87,180	1,372,829

		$9,113,875

Technology Hardware, Storage & Peripherals — 4.2%

Apple, Inc.	253,108	$32,661,056

		$32,661,056

Textiles, Apparel & Luxury Goods — 0.2%

NIKE, Inc., Class B	14,363	$1,607,076

		$1,607,076

Tobacco — 0.8%

Altria Group, Inc.	66,113	$2,891,782

British American Tobacco PLC	45,038	1,518,007

Philip Morris International, Inc.	18,363	1,465,184

		$5,874,973

Trading Companies & Distributors — 0.6%

Brenntag AG	49,143	$3,079,125

Mitsui & Co., Ltd.	85,500	1,542,035

		$4,621,160

Wireless Telecommunication Services — 0.2%

SoftBank Group Corp.	27,700	$1,713,418

		$1,713,418

Total Common Stocks (identified cost $467,930,062)		$665,929,961

Exchange-Traded Funds (4) — 9.3%
Security	Shares	Value

Equity Funds — 9.3%

iShares MSCI China ETF(2)	955,052	$72,249,684

Total Exchange-Traded Funds (identified cost $59,919,371)		$72,249,684

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 5.1%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(5)	34,771,375	$34,771,375

State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%(6)	4,764,666	4,764,666

Total Short-Term Investments (identified cost $39,535,968)		$39,536,041

Total Investments — 100.6% (identified cost $567,385,401)		$777,715,686

Other Assets, Less Liabilities — (0.6)%		$(4,801,946)

Net Assets — 100.0%		$772,913,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at August 31, 2020. The aggregate market value of securities on loan at August 31, 2020 was $32,030,102.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $8,752,696 or 1.1% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	63.7%	$492,231,103

Japan	4.4	33,897,870

Switzerland	4.3	33,189,580

Germany	4.1	31,740,751

France	3.5	26,802,300

United Kingdom	3.1	23,619,570

Canada	1.7	13,308,430

Sweden	1.6	12,669,641

Ireland	0.9	6,613,599

Australia	0.8	6,466,784

Spain	0.8	6,324,574

Denmark	0.5	4,053,404

Netherlands	0.5	3,976,871

China	0.5	3,731,677

Finland	0.4	2,883,072

New Zealand	0.3	2,148,024

Italy	0.2	1,808,752

Exchange-Traded Funds	9.3	72,249,684

Total Investments	100.6%	$777,715,686

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Statement of Assets and Liabilities

Assets	August 31, 2020

Unaffiliated investments, at value including $32,030,102 of securities on loan (identified cost, $532,614,099)	$742,944,311

Affiliated investment, at value (identified cost, $34,771,302)	34,771,375

Dividends receivable	855,532

Dividends receivable from affiliated investment	4,208

Receivable for Fund shares sold	102,215

Securities lending income receivable	6,763

Tax reclaims receivable	525,152

Total assets	$779,209,556

Liabilities

Collateral for securities loaned	$4,764,666

Payable for Fund shares redeemed	645,252

Due to custodian — foreign currency, at value (identified cost, $3,476)	3,440

Payable to affiliates:

Investment adviser and administration fee	562,857

Distribution and service fees	88,871

Accrued expenses	230,730

Total liabilities	$6,295,816

Net Assets	$772,913,740

Sources of Net Assets

Paid-in capital	$543,321,531

Distributable earnings	229,592,209

Total	$772,913,740

Class A Shares

Net Assets	$156,477,040

Shares Outstanding	8,778,011

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.83

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$18.92

Class C Shares

Net Assets	$67,548,705

Shares Outstanding	3,859,002

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$17.50

Class I Shares

Net Assets	$548,887,995

Shares Outstanding	30,743,925

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Statement of Operations

Investment Income	Year Ended August 31, 2020

Dividends (net of foreign taxes, $382,973)	$13,024,919

Dividends from affiliated investment	155,498

Securities lending income, net	251,481

Total investment income	$13,431,898

Expenses

Investment adviser and administration fee	$6,458,961

Distribution and service fees

Class A	287,353

Class C	1,091,564

Trustees’ fees and expenses	38,338

Custodian fee	210,924

Transfer and dividend disbursing agent fees	382,896

Legal and accounting services	68,866

Printing and postage	49,092

Registration fees	57,334

Miscellaneous	83,051

Total expenses	$8,728,379

Net investment income	$4,703,519

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$25,551,371

Investment transactions — affiliated investment	(256)

Foreign currency transactions	(330,154)

Net realized gain	$25,220,961

Change in unrealized appreciation (depreciation) —

Investments	$92,917,347

Investments — affiliated investment	73

Foreign currency	67,323

Net change in unrealized appreciation (depreciation)	$92,984,743

Net realized and unrealized gain	$118,205,704

Net increase in net assets from operations	$122,909,223

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$4,703,519	$5,722,054

Net realized gain	25,220,961	46,812,354

Net change in unrealized appreciation (depreciation)	92,984,743	(83,199,715)

Net increase (decrease) in net assets from operations	$122,909,223	$(30,665,307)

Distributions to shareholders —

Class A	$(9,807,505)	$(6,136,452)

Class C	(9,544,225)	(6,806,718)

Class I	(45,268,987)	(33,490,241)

Total distributions to shareholders	$(64,620,717)	$(46,433,411)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$56,080,878	$16,596,544

Class C	7,985,404	11,455,225

Class I	131,892,239	154,699,868

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	6,332,662	3,947,048

Class C	4,912,453	3,837,976

Class I	22,002,483	18,841,042

Cost of shares redeemed

Class A	(35,046,924)	(37,361,688)

Class C	(73,303,177)	(37,923,626)

Class I	(189,061,756)	(298,848,830)

Net asset value of shares converted

Class A	1,647,017	4,822,904

Class C	(1,647,017)	(4,822,904)

Net decrease in net assets from Fund share transactions	$(68,205,738)	$(164,756,441)

Net decrease in net assets	$(9,917,232)	$(241,855,159)

Net Assets

At beginning of year	$782,830,972	$1,024,686,131

At end of year	$772,913,740	$782,830,972

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Financial Highlights

	Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$16.500	$17.590	$16.720	$14.810	$13.940

Income (Loss) From Operations

Net investment income(1)	$0.093	$0.100	$0.082	$0.115	$0.161

Net realized and unrealized gain (loss)	2.675	(0.386)	1.731	2.290	0.995

Total income (loss) from operations	$2.768	$(0.286)	$1.813	$2.405	$1.156

Less Distributions

From net investment income	$(0.155)	$(0.003)	$(0.045)	$(0.120)	$(0.286)

From net realized gain	(1.283)	(0.801)	(0.898)	(0.375)	—

Total distributions	$(1.438)	$(0.804)	$(0.943)	$(0.495)	$(0.286)

Net asset value — End of year	$17.830	$16.500	$17.590	$16.720	$14.810

Total Return(2)	17.89%	(1.29)%	11.01%	16.63%	8.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$156,477	$117,095	$138,250	$144,164	$172,992

Ratios (as a percentage of average daily net assets):

Expenses	1.26%	1.26%	1.23%	1.25%	1.26%

Net investment income	0.57%	0.62%	0.47%	0.74%	1.15%

Portfolio Turnover	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Financial Highlights — continued

	Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$16.210	$17.350	$16.500	$14.610	$13.750

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.025)	$(0.020)	$(0.047)	$(0.001)	$0.057

Net realized and unrealized gain (loss)	2.617	(0.386)	1.703	2.267	0.981

Total income (loss) from operations	$2.592	$(0.406)	$1.656	$2.266	$1.038

Less Distributions

From net investment income	$(0.019)	$—	$—	$(0.001)	$(0.178)

From net realized gain	(1.283)	(0.734)	(0.806)	(0.375)	—

Total distributions	$(1.302)	$(0.734)	$(0.806)	$(0.376)	$(0.178)

Net asset value — End of year	$17.500	$16.210	$17.350	$16.500	$14.610

Total Return(2)	16.96%	(2.05)%	10.15%	15.80%	7.60%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$67,549	$124,789	$163,931	$164,218	$189,050

Ratios (as a percentage of average daily net assets):

Expenses	2.01%	2.01%	1.98%	2.00%	2.01%

Net investment income (loss)	(0.16)%	(0.13)%	(0.27)%	(0.01)%	0.41%

Portfolio Turnover	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Financial Highlights — continued

	Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$16.530	$17.630	$16.760	$14.840	$13.970

Income (Loss) From Operations

Net investment income(1)	$0.134	$0.141	$0.128	$0.156	$0.201

Net realized and unrealized gain (loss)	2.667	(0.393)	1.730	2.300	0.995

Total income (loss) from operations	$2.801	$(0.252)	$1.858	$2.456	$1.196

Less Distributions

From net investment income	$(0.198)	$(0.047)	$(0.090)	$(0.161)	$(0.326)

From net realized gain	(1.283)	(0.801)	(0.898)	(0.375)	—

Total distributions	$(1.481)	$(0.848)	$(0.988)	$(0.536)	$(0.326)

Net asset value — End of year	$17.850	$16.530	$17.630	$16.760	$14.840

Total Return(2)	18.11%	(1.06)%	11.27%	16.99%	8.67%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$548,888	$540,946	$722,505	$597,452	$485,693

Ratios (as a percentage of average daily net assets):

Expenses	1.01%	1.01%	0.98%	1.00%	1.01%

Net investment income	0.83%	0.87%	0.74%	1.00%	1.43%

Portfolio Turnover	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the expenses of the exchange-traded funds in which it invests.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2020 and August 31, 2019 was as follows:

	Year Ended August 31,
	2020	2019

Ordinary income	$7,248,664	$5,012,828

Long-term capital gains	$57,372,053	$41,420,583

During the year ended August 31, 2020, distributable earnings was decreased by $4,755,704 and paid-in capital was increased by $4,755,704 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,386,060

Undistributed long-term capital gains	$16,094,667

Net unrealized appreciation	$210,111,482

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$567,642,439

Gross unrealized appreciation	$224,857,922

Gross unrealized depreciation	(14,784,675)

Net unrealized appreciation	$210,073,247

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the year ended August 31, 2020, the investment adviser and administration fee amounted to $6,458,961 or 0.88% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2020, EVM earned $12,450 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,378 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2020 amounted to $287,353 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2020, the Fund paid or accrued to EVD $818,673 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2020 amounted to $272,891 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2020, the Fund was informed that EVD received approximately $15,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $206,881,368 and $359,817,241, respectively, for the year ended August 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2020	2019

Sales	3,390,625	1,034,278

Issued to shareholders electing to receive payments of distributions in Fund shares	400,801	256,969

Redemptions	(2,212,581)	(2,362,853)

Converted from Class C shares	101,728	311,491

Net increase (decrease)	1,680,573	(760,115)

	Year Ended August 31,
Class C	2020	2019

Sales	507,083	734,521

Issued to shareholders electing to receive payments of distributions in Fund shares	314,901	252,998

Redemptions	(4,558,084)	(2,420,222)

Converted to Class A shares	(103,424)	(316,086)

Net decrease	(3,839,524)	(1,748,789)

	Year Ended August 31,
Class I	2020	2019

Sales	8,674,234	9,906,273

Issued to shareholders electing to receive payments of distributions in Fund shares	1,393,444	1,226,630

Redemptions	(12,056,796)	(19,385,801)

Net decrease	(1,989,118)	(8,252,898)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At August 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $32,030,102 and $34,705,188, respectively. Collateral received was comprised of cash of $4,764,666 and U.S. government and/or agencies securities of $29,940,522. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$4,764,666	$—	$—	$—	$4,764,666

The carrying amount of the liability for collateral for securities loaned at August 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2020.

10  Investments in Affiliated Funds

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $34,771,375, which represents 4.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$48,441	$193,660,735	$(158,937,618)	$(256)	$73	$34,771,375	$155,498	34,771,375

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$36,155,267	$3,712,480		$—	$39,867,747

Consumer Discretionary	44,917,124	12,443,349		—	57,360,473

Consumer Staples	53,979,639	33,628,545		—	87,608,184

Energy	35,221,238	3,022,090		—	38,243,328

Financials	32,255,354	19,056,383		—	51,311,737

Health Care	95,039,079	31,907,510		—	126,946,589

Industrials	48,295,641	25,458,514		—	73,754,155

Information Technology	94,808,223	17,744,703		—	112,552,926

Materials	17,567,045	38,545,548		—	56,112,593

Utilities	20,968,488	1,203,741		—	22,172,229

Total Common Stocks	$479,207,098	$186,722,863	*	$—	$665,929,961

Exchange-Traded Funds	$72,249,684	$—		$—	$72,249,684

Short-Term Investments	4,764,666	34,771,375		—	39,536,041

Total Investments	$556,221,448	$221,494,238		$—	$777,715,686

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertanties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Notes to Financial Statements — continued

the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Subsequent Event

On October 8, 2020, Morgan Stanley (“Morgan Stanley”) and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction will result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

25

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein Equity Strategy Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

26

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2020, the Fund designates approximately $11,861,266, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2020 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $25,664,541 or, if subsequently determined to be different, the net capital gain of such year.

27

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

28

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Richard Bernstein Advisors LLC (the “Sub-adviser”), with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

29

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

30

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

32

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

33

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

34

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4887    8.31.20

Eaton Vance

Worldwide Health Sciences Fund

Annual Report

August 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2020

Eaton Vance

Worldwide Health Sciences Fund

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began September 1, 2019 (the period), included some of the best and worst equity performances in over a decade.

The period began with global equities rallying in the closing months of 2019, supported by interest rate reductions by many central banks worldwide. The previous July, the U.S. Federal Reserve (the Fed) had cut rates for the first time in over a decade, followed by two additional rate cuts in the first two months of the period. By the end of the third quarter of 2019, interest rates had been lowered by dozens of central banks around the world.

In January 2020, however, news of the novel coronavirus outbreak in China began to raise investor concerns. As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. Economic activity declined dramatically and equity markets, along with credit markets, plunged in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the Federal Funds rate to 0.00%-0.25% — along with other measures designed to shore up the markets. Across the globe, other central banks and governments also commenced aggressive monetary and fiscal responses to help mitigate the economic effects of the virus.

These moves helped calm the markets and initiated a global equity rally that began in late March and lasted through the end of the period. In the second quarter of 2020, U.S. stocks reported their best quarterly returns since 1998 — on the heels of the worst first quarter for American stocks since the 2007-08 global financial crisis.

Overseas stock indexes also reflected investor optimism as economies started to emerge from coronavirus lockdowns and factories resumed production. As the period drew to a close, however, it remained unclear whether investor optimism was warranted, as the number of coronavirus cases remained high and the world waited to see if increased economic activity would allow the virus to surge again.

As might be expected, health care was one of the sectors most impacted by the COVID-19 epidemic. Many stocks in the sector plunged along with the broader market in March 2020. However, the urgent need for therapies, equipment, and a vaccine proved a tailwind for the sector for the rest of the period — with the health care technology, biotechnology, and life sciences tools & services industries performing especially well within the MSCI World Health Care Index (the Index).

For the 12-month period ended August 31, 2020, the MSCI World Index, a broad measure of global equities, returned 16.79%; while the S&P 500® Index, a broad measure of U.S. stocks, returned 21.94%; and the technology-laden Nasdaq Composite Index rose 49.33%. The MSCI EAFE Index of developed-market international equities returned 6.13%; while the MSCI Emerging Markets Index returned 14.49%.

Fund Performance

For the 12-month period ended August 31, 2020, Eaton Vance Worldwide Health Sciences Fund (the Fund) returned 21.74% for Class A shares at net asset value (NAV), underperforming its primary benchmark, the Index, which returned 22.37%.

On an industry basis, the main detractors from Fund performance versus the Index were stock selections in biotechnology and an underweight position, relative to the Index, in health care technology. Within biotechnology, not owning Index component Regeneron Pharmaceuticals, Inc. detracted from returns versus the Index. The firm’s stock price rose sharply after it developed a promising potential therapy for COVID-19.

Elsewhere in biotechnology, an underweight position relative to the Index in pharmaceutical developer AbbVie, Inc. detracted from performance versus the Index as the company launched new treatments for arthritis and psoriasis. In health care technology, not owning Index component M3, Inc. (M3), a Japan-based technology provider to health care companies, detracted from relative performance as well. As with many technology firms during the pandemic, M3 saw increased sales as providers and patients brought more of their activity online.

In contrast, stock selections in the health care providers & services, pharmaceuticals, and life sciences tools & services industries contributed to performance versus the Index. Holding an overweight position relative to the Index in medical insurance provider Humana, Inc. helped the Fund’s performance versus the Index in the health care providers & services industry. Prior to the pandemic, the company’s stock price rose, as potential competition from Medicare for All looked less likely should Joe Biden win the Democratic nomination. In addition, company expenses declined early in the pandemic, when covered procedures fell sharply as people avoided hospitals and doctors’ offices.

In pharmaceuticals, not owning Index component Bayer AG, a Germany-headquartered drug and chemical company, helped the Fund’s performance versus the Index. Bayer’s stock declined following its June 2020 settlement of litigation related to its Roundup weed killer product. An overweight position relative to the Index in Lonza Group AG, a Swiss multinational contract manufacturer for drug companies, contributed to the Fund’s returns versus the Index in the life sciences tools & services industry. Lonza’s stock price rose on increased demand for its services from firms developing COVID-19 therapies and vaccines.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Performance2,3

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	07/26/1985	07/26/1985	21.74%	7.48%	14.17%
Class A with 5.75% Maximum Sales Charge	—	—	14.73	6.21	13.49
Class C at NAV	01/05/1998	07/26/1985	20.70	6.65	13.30
Class C with 1% Maximum Sales Charge	—	—	19.70	6.65	13.30
Class I at NAV	10/01/2009	07/26/1985	22.04	7.74	14.46
Class R at NAV	09/08/2003	07/26/1985	21.46	7.20	13.90

MSCI World Health Care Index	—	—	22.37%	8.80%	14.13%
S&P 500® Index	—	—	21.94	14.44	15.15

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R

Gross		1.16%	1.91%	0.91%	1.41%
Net		1.09	1.84	0.84	1.34

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$34,905	N.A.
Class I	$250,000	08/31/2010	$966,351	N.A.

Class R	$10,000	08/31/2010	$36,778	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Fund Profile

Common Stock Sector Allocation (% of net assets)

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Johnson & Johnson	7.2%

UnitedHealth Group, Inc.	5.0

Roche Holding AG PC	4.7

Merck & Co., Inc.	4.1

Abbott Laboratories	4.0

Novartis AG	3.9

Thermo Fisher Scientific, Inc.	3.7

Sanofi	3.7

Medtronic PLC	3.5

AbbVie, Inc.	3.5

Total	43.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund.

5

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,174.70	$6.72	**	1.23%
Class C	$1,000.00	$1,169.80	$10.80	**	1.98%
Class I	$1,000.00	$1,175.90	$5.36	**	0.98%
Class R	$1,000.00	$1,172.40	$8.08	**	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.24	**	1.23%
Class C	$1,000.00	$1,015.20	$10.03	**	1.98%
Class I	$1,000.00	$1,020.20	$4.98	**	0.98%
Class R	$1,000.00	$1,017.70	$7.51	**	1.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Portfolio of Investments

Common Stocks — 99.1%
Security	Shares	Value

Biotechnology — 12.5%

AbbVie, Inc.	391,753	$37,518,185

Abcam PLC	347,559	5,786,779

Amgen, Inc.	35,526	8,999,446

Argenx SE ADR(1)	24,205	5,597,890

Cellectis S.A. ADR(1)	167,117	3,083,309

CSL, Ltd.	119,726	25,123,391

Galapagos NV(1)	26,148	3,510,573

Immunovant, Inc.(1)	103,205	3,504,842

Incyte Corp.(1)	72,342	6,970,152

Neurocrine Biosciences, Inc.(1)	64,023	7,453,558

Vertex Pharmaceuticals, Inc.(1)	97,822	27,304,076

		$134,852,201

Health Care Distributors — 0.3%

Galenica AG(2)	50,872	$3,652,819

		$3,652,819

Health Care Equipment — 22.8%

Abbott Laboratories	396,773	$43,434,740

ABIOMED, Inc.(1)	23,801	7,321,664

Agiliti, Inc.(3)	247,646	3,423,532

Baxter International, Inc.	173,863	15,138,251

Boston Scientific Corp.(1)	668,988	27,441,888

Danaher Corp.	33,529	6,922,733

Edwards Lifesciences Corp.(1)	245,676	21,088,828

Fisher & Paykel Healthcare Corp., Ltd.	306,830	7,599,197

Intuitive Surgical, Inc.(1)	46,863	34,249,355

Koninklijke Philips NV	235,679	11,152,598

Medtronic PLC	349,468	37,557,326

Straumann Holding AG	10,914	10,771,347

Tandem Diabetes Care, Inc.(1)	63,011	7,102,600

Teleflex, Inc.	30,250	11,886,737

		$245,090,796

Health Care Services — 1.2%

LHC Group, Inc.(1)	31,326	$6,529,591

R1 RCM, Inc.(1)	460,225	6,673,263

		$13,202,854

Health Care Supplies — 1.9%

Cooper Cos., Inc. (The)	38,599	$12,134,754

Haemonetics Corp.(1)	33,662	3,018,135

Security	Shares	Value

Health Care Supplies (continued)

ICU Medical, Inc.(1)	26,230	$5,252,295

		$20,405,184

Health Care Technology — 1.3%

Accolade, Inc.(1)	186,361	$6,263,593

JMDC, Inc.(1)	67,000	5,083,641

Phreesia, Inc.(1)	88,928	2,804,789

		$14,152,023

Life Sciences Tools & Services — 7.3%

Agilent Technologies, Inc.	164,210	$16,489,968

Illumina, Inc.(1)	12,597	4,499,900

Lonza Group AG	28,216	17,533,795

Thermo Fisher Scientific, Inc.	93,866	40,266,637

		$78,790,300

Managed Health Care — 9.9%

Anthem, Inc.	68,491	$19,281,586

Centene Corp.(1)	220,302	13,508,919

Humana, Inc.	46,777	19,420,407

UnitedHealth Group, Inc.	172,327	53,860,804

		$106,071,716

Pharmaceuticals — 41.9%

AstraZeneca PLC	157,629	$17,496,853

Bristol-Myers Squibb Co.	174,196	10,834,991

Dechra Pharmaceuticals PLC	166,007	6,932,066

Eli Lilly & Co.	208,635	30,959,348

GlaxoSmithKline PLC	1,263,812	24,686,443

Ipsen S.A.	74,361	7,680,160

Johnson & Johnson	502,738	77,125,037

Merck & Co., Inc.	516,212	44,017,397

Novartis AG	490,069	42,237,575

Novo Nordisk A/S, Class B	431,813	28,548,599

Pfizer, Inc.	721,370	27,260,572

Roche Holding AG PC	143,928	50,348,719

Royalty Pharma PLC, Class A(1)	117,173	4,848,619

Sanofi	393,094	39,815,998

Santen Pharmaceutical Co., Ltd.	340,197	6,492,433

Zoetis, Inc.	202,817	32,471,002

		$451,755,812

Total Common Stocks (identified cost $701,851,844)		$1,067,973,705

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Portfolio of Investments — continued

Exchange-Traded Funds — 0.2%
Security	Shares	Value

Equity Funds — 0.2%

iShares Global Healthcare ETF	23,405	$1,708,799

Total Exchange-Traded Funds (identified cost $1,689,970)		$1,708,799

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)	2,567,649	$2,567,649

Total Short-Term Investments (identified cost $2,567,649)		$2,567,649

Total Investments — 99.5% (identified cost $706,109,463)		$1,072,250,153

Other Assets, Less Liabilities — 0.5%		$5,329,557

Net Assets — 100.0%		$1,077,579,710

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $3,652,819 or 0.3% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	68.9%	$742,558,550

Switzerland	11.6	124,544,255

United Kingdom	5.5	59,750,760

France	4.7	50,579,467

Denmark	2.6	28,548,599

Australia	2.3	25,123,391

Netherlands	1.6	16,750,488

Japan	1.1	11,576,074

New Zealand	0.7	7,599,197

Belgium	0.3	3,510,573

Exchange-Traded Funds	0.2	1,708,799

Total Investments	99.5%	$1,072,250,153

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Statement of Assets and Liabilities

Assets	August 31, 2020

Unaffiliated investments, at value (identified cost, $703,541,814)	$1,069,682,504

Affiliated investment, at value (identified cost, $2,567,649)	2,567,649

Dividends receivable	1,558,463

Dividends receivable from affiliated investment	187

Receivable for investments sold	6,887,035

Receivable for Fund shares sold	131,742

Tax reclaims receivable	3,161,097

Receivable from affiliates	38,372

Total assets	$1,084,027,049

Liabilities

Payable for investments purchased	$4,399,744

Payable for Fund shares redeemed	642,109

Payable to affiliates:

Investment adviser fee	629,420

Administration fee	135,610

Distribution and service fees	237,771

Accrued expenses	402,685

Total liabilities	$6,447,339

Net Assets	$1,077,579,710

Sources of Net Assets

Paid-in capital	$657,029,619

Distributable earnings	420,550,091

Total	$1,077,579,710

Class A Shares

Net Assets	$761,813,998

Shares Outstanding	56,941,261

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.38

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$14.20

Class C Shares

Net Assets	$62,656,627

Shares Outstanding	4,639,789

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.50

Class I Shares

Net Assets	$192,629,327

Shares Outstanding	13,987,286

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.77

Class R Shares

Net Assets	$60,479,758

Shares Outstanding	4,215,131

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Statement of Operations

Investment Income	Year Ended August 31, 2020

Dividends (net of foreign taxes, $678,862)	$17,379,014

Dividends from affiliated investment	13,835

Securities lending income, net	32,962

Total investment income	$17,425,811

Expenses

Investment adviser fee	$7,124,432

Administration fee	1,517,718

Distribution and service fees

Class A	1,792,106

Class C	626,642

Class R	289,580

Trustees’ fees and expenses	28,359

Custodian fee	259,535

Transfer and dividend disbursing agent fees	985,616

Legal and accounting services	95,761

Printing and postage	94,147

Registration fees	59,916

Miscellaneous	56,285

Total expenses	$12,930,097

Deduct —

Allocation of expenses to affiliates	$358,970

Total expense reductions	$358,970

Net expenses	$12,571,127

Net investment income	$4,854,684

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$95,194,939

Investment transactions — affiliated investment	(620)

Foreign currency transactions	(122,227)

Net realized gain	$95,072,092

Change in unrealized appreciation (depreciation) —

Investments	$98,350,902

Foreign currency	388,414

Net change in unrealized appreciation (depreciation)	$98,739,316

Net realized and unrealized gain	$193,811,408

Net increase in net assets from operations	$198,666,092

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$4,854,684	$5,391,765

Net realized gain	95,072,092	28,581,202

Net change in unrealized appreciation (depreciation)	98,739,316	7,380,600

Net increase in net assets from operations	$198,666,092	$41,353,567

Distributions to shareholders —

Class A	$(38,895,122)	$(31,216,993)

Class B	—	(95,093)

Class C	(2,794,600)	(6,948,174)

Class I	(9,345,359)	(8,584,425)

Class R	(2,794,464)	(2,696,561)

Total distributions to shareholders	$(53,829,545)	$(49,541,246)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$26,437,948	$27,989,283

Class B	—	16,252

Class C	5,891,481	6,791,406

Class I	33,452,685	29,040,031

Class R	8,293,986	15,327,961

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	34,921,270	27,536,537

Class B	—	91,615

Class C	2,583,400	6,703,828

Class I	7,484,138	6,850,478

Class R	2,753,988	2,604,529

Cost of shares redeemed

Class A	(105,304,532)	(109,692,553)

Class B	—	(368,653)

Class C	(14,069,258)	(24,174,156)

Class I	(42,685,076)	(39,078,682)

Class R	(16,454,661)	(21,075,200)

Net asset value of shares converted(1)

Class A	4,708,730	98,429,467

Class B	—	(2,741,944)

Class C	(4,708,730)	(95,687,523)

Net decrease in net assets from Fund share transactions	$(56,694,631)	$(71,437,324)

Net increase (decrease) in net assets	$88,141,916	$(79,625,003)

Net Assets

At beginning of year	$989,437,794	$1,069,062,797

At end of year	$1,077,579,710	$989,437,794

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Financial Highlights

	Class A

	Year Ended August 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$11.610	$11.700		$10.710		$11.140		$13.210

Income (Loss) From Operations

Net investment income (loss)(1)	$0.061	$0.069		$0.033		$(0.002)		$(0.074)

Net realized and unrealized gain (loss)	2.377	0.413		1.248		0.733		(0.824)

Total income (loss) from operations	$2.438	$0.482		$1.281		$0.731		$(0.898)

Less Distributions

From net investment income	$(0.072)	$(0.035)		$—		$—		$—

From net realized gain	(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.668)	$(0.572)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of year	$13.380	$11.610		$11.700		$10.710		$11.140

Total Return(2)(3)	21.74%	4.35%		12.31%		8.50%		(7.31)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$761,814	$698,865		$654,296		$707,485		$857,636

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.22%	1.09	%(4)	1.06	%(4)	1.30	%(4)	1.48	%(4)

Net investment income (loss)	0.50%	0.61	%(4)	0.31	%(4)	(0.02	)%(4)	(0.64	)%(4)

Portfolio Turnover of the Portfolio(5)	—	32%		37%		36%		70%

Portfolio Turnover of the Fund	38%	3	%(6)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Financial Highlights — continued

	Class C

	Year Ended August 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$11.690	$11.770		$10.850		$11.350		$13.530

Income (Loss) From Operations

Net investment loss(1)	$(0.032)	$(0.040)		$(0.048)		$(0.079)		$(0.165)

Net realized and unrealized gain (loss)	2.384	0.437		1.259		0.740		(0.843)

Total income (loss) from operations	$2.352	$0.397		$1.211		$0.661		$(1.008)

Less Distributions

From net realized gain	$(0.542)	$(0.477)		$(0.291)		$(1.161)		$(1.172)

Total distributions	$(0.542)	$(0.477)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of year	$13.500	$11.690		$11.770		$10.850		$11.350

Total Return(2)(3)	20.70%	3.54%		11.49%		7.67%		(8.00)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$62,657	$63,886		$177,727		$204,069		$294,299

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.97%	1.84	%(4)	1.81	%(4)	2.05	%(4)	2.23	%(4)

Net investment loss	(0.26)%	(0.35	)%(4)	(0.45	)%(4)	(0.76	)%(4)	(1.39	)%(4)

Portfolio Turnover of the Portfolio(5)	—	32%		37%		36%		70%

Portfolio Turnover of the Fund	38%	3	%(6)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Financial Highlights — continued

	Class I

	Year Ended August 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$11.930	$12.010		$10.960		$11.340		$13.400

Income (Loss) From Operations

Net investment income (loss)(1)	$0.094	$0.098		$0.061		$0.025		$(0.046)

Net realized and unrealized gain (loss)	2.443	0.424		1.280		0.756		(0.842)

Total income (loss) from operations	$2.537	$0.522		$1.341		$0.781		$(0.888)

Less Distributions

From net investment income	$(0.101)	$(0.065)		$—		$—		$—

From net realized gain	(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.697)	$(0.602)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of year	$13.770	$11.930		$12.010		$10.960		$11.340

Total Return(2)(3)	22.04%	4.60%		12.59%		8.82%		(7.13)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$192,629	$169,013		$173,054		$173,116		$176,958

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.97%	0.84	%(4)	0.81	%(4)	1.05	%(4)	1.23	%(4)

Net investment income (loss)	0.75%	0.84	%(4)	0.56	%(4)	0.24	%(4)	(0.39	)%(4)

Portfolio Turnover of the Portfolio(5)	—	32%		37%		36%		70%

Portfolio Turnover of the Fund	38%	3	%(6)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Financial Highlights — continued

	Class R

	Year Ended August 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$12.400	$12.460		$11.410		$11.810		$13.980

Income (Loss) From Operations

Net investment income (loss)(1)	$0.033	$0.042		$0.008		$(0.029)		$(0.110)

Net realized and unrealized gain (loss)	2.547	0.440		1.333		0.790		(0.888)

Total income (loss) from operations	$2.580	$0.482		$1.341		$0.761		$(0.998)

Less Distributions

From net investment income	$(0.034)	$(0.005)		$—		$—		$—

From net realized gain	(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.630)	$(0.542)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of year	$14.350	$12.400		$12.460		$11.410		$11.810

Total Return(2)(3)	21.46%	4.07%		12.08%		8.25%		(7.64)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$60,480	$57,674		$60,883		$61,724		$66,361

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.47%	1.34	%(4)	1.31	%(4)	1.55	%(4)	1.73	%(4)

Net investment income (loss)	0.25%	0.35	%(4)	0.07	%(4)	(0.27	)%(4)	(0.89	)%(4)

Portfolio Turnover of the Portfolio(5)	—	32%		37%		36%		70%

Portfolio Turnover of the Fund	38%	3	%(6)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

16

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2020 and August 31, 2019 was as follows:

	Year Ended August 31,
	2020	2019

Ordinary income	$9,774,096	$11,619,927

Long-term capital gains	$44,055,449	$37,921,319

During the year ended August 31, 2020, distributable earnings was decreased by $4,099,246 and paid-in capital was increased by $4,099,246 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

17

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$10,854,370

Undistributed long-term capital gains	$58,007,920

Net unrealized appreciation	$351,687,801

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$720,787,736

Gross unrealized appreciation	$352,038,580

Gross unrealized depreciation	(576,163)

Net unrealized appreciation	$351,462,417

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.675% of the Fund’s average daily net assets up to $500 million, 0.59% on net assets of $500 million but less than $1 billion, 0.52% on net assets of $1 billion but less than $1.5 billion, 0.49% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion and over, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the year ended August 31, 2020, the investment adviser fee, including an upward performance adjustment of $749,435, amounted to $7,124,432 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2020, the administration fee amounted to $1,517,718.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses and any performance-based adjustment to an asset-based investment advisory fee) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2020. Pursuant to this agreement, EVM and EVAIL were allocated $358,970 in total of the Fund’s operating expenses for the year ended August 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2020, EVM earned $154,753 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,617 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2020 amounted to $1,792,106 for Class A shares.

18

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2020, the Fund paid or accrued to EVD $469,982 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2020, the Fund paid or accrued to EVD $144,790 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2020 amounted to $156,660 and $144,790 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2020, the Fund was informed that EVD received approximately $3,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $377,905,533 and $486,423,893, respectively, for the year ended August 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2020	2019

Sales	2,171,756	2,466,257

Issued to shareholders electing to receive payments of distributions in Fund shares	2,951,925	2,485,247

Redemptions	(8,757,424)	(9,718,329)

Converted from Class B shares	—	248,968

Converted from Class C shares	385,971	8,784,469

Net increase (decrease)	(3,247,772)	4,266,612

Class B		Year Ended August 31, 2019(1)

Sales		1,376

Issued to shareholders electing to receive payments of distributions in Fund shares		8,051

Redemptions		(32,213)

Converted to Class A shares		(238,434)

Net decrease		(261,220)

19

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

	Year Ended August 31,
Class C	2020	2019

Sales	483,587	598,821

Issued to shareholders electing to receive payments of distributions in Fund shares	215,283	597,489

Redemptions	(1,140,722)	(2,153,375)

Converted to Class A shares	(381,942)	(8,680,580)

Net decrease	(823,794)	(9,637,645)

	Year Ended August 31,
Class I	2020	2019

Sales	2,671,727	2,527,137

Issued to shareholders electing to receive payments of distributions in Fund shares	615,978	603,035

Redemptions	(3,464,442)	(3,375,468)

Net decrease	(176,737)	(245,296)

	Year Ended August 31,
Class R	2020	2019

Sales	632,882	1,286,629

Issued to shareholders electing to receive payments of distributions in Fund shares	216,679	219,791

Redemptions	(1,284,803)	(1,742,752)

Net decrease	(435,242)	(236,332)

(1)	At the close of business on August 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

20

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At August 31, 2020, the Fund had no securities on loan.

10  Investments in Affiliated Funds

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $2,567,649, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$272,646	$110,108,127	$(107,812,504)	$(620)	$—	$2,567,649	$13,835	2,567,649

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Biotechnology	$100,431,458	$34,420,743		$—	$134,852,201

Health Care Distributors	—	3,652,819		—	3,652,819

Health Care Equipment	212,144,122	29,523,142		3,423,532	245,090,796

Health Care Services	13,202,854	—		—	13,202,854

Health Care Supplies	20,405,184	—		—	20,405,184

Health Care Technology	9,068,382	5,083,641		—	14,152,023

Life Sciences Tools & Services	61,256,505	17,533,795		—	78,790,300

Managed Health Care	106,071,716	—		—	106,071,716

Pharmaceuticals	227,516,966	224,238,846		—	451,755,812

Total Common Stocks	$750,097,187	$314,452,986	**	$3,423,532	$1,067,973,705

Exchange-Traded Funds	$1,708,799	$—		$—	$1,708,799

Short-Term Investments	—	2,567,649		—	2,567,649

Total Investments	$751,805,986	$317,020,635		$3,423,532	$1,072,250,153

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

21

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2020 is not presented.

12  Risk and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Concentration of Risk

As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Subsequent Event

On October 8, 2020, Morgan Stanley (“Morgan Stanley”) and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction will result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

22

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

23

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2020, the Fund designates approximately $17,933,175, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2020 ordinary income dividends, 92.79% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $81,747,464 or, if subsequently determined to be different, the net capital gain of such year.

24

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

25

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Worldwide Health Sciences Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the

26

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities, particularly in managing health sciences portfolios and in the health care sector more broadly. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered that at its meeting held on June 18 and 19, 2019 (the “June 2019 Meeting”), the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Worldwide Health Sciences Portfolio (the “Portfolio”) and the Portfolio would terminate. The Board noted that the Fund withdrew its assets from the Portfolio on August 9, 2019 (the “Effective Date”), upon which the Portfolio began to wind down its operations. The Board further noted that prior to the Effective Date, the Fund was a feeder fund in a master/feeder structure and invested substantially all of its assets in the Portfolio, which had the same investment objective and investment strategies as those of the Fund. In addition, the Board further noted that in light of this master/feeder structure, the Fund had not previously entered into any direct investment advisory or sub-advisory agreements. In this regard, the Board noted that at the June 2019 Meeting and in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser and a sub-advisory agreement for the Fund with the Sub-adviser (the “Fund Agreements”). The Board’s approval of the Fund Agreements allowed the Adviser and Sub-adviser to manage the assets of the Fund directly as of the Effective Date.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

27

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

29

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

30

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

31

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426    8.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance Greater China Growth Fund, Eaton Vance Richard Bernstein All Asset Strategy Fund, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 13 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2019 and August 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Greater China Growth Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$47,950	$47,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,095	$14,285
All Other Fees(3)	$0	$0

Total	$63,045	$62,235

Eaton Vance Richard Bernstein All Asset Strategy Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$44,950	$44,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,770	$12,485
All Other Fees(3)	$0	$0

Total	$59,720	$57,435

Eaton Vance Richard Bernstein Equity Strategy Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$43,650	$43,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,876	$12,591
All Other Fees(3)	$0	$0

Total	$58,526	$56,241

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$45,600	$50,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,736	$20,950
All Other Fees(3)	$0	$0

Total	$58,336	$71,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19	2/28/20	7/31/20	8/31/20
Audit Fees	$108,090	$81,150	$55,260	$108,550	$182,150	$111,750	$56,900	$56,100	$108,550	$187,200
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$57,297	$38,019	$21,855	$53,116	$57,477	$40,881	$25,796	$21,460	$44,911	$60,311
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$165,387	$119,169	$77,115	$161,666	$239,627	$152,631	$82,696	$77,560	$153,461	$247,511

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19	2/28/20	7/31/20	8/31/20
Registrant(1)	$57,297	$38,019	$21,855	$53,116	$57,477	$40,881	$25,796	$21,460	$44,911	$60,311
Eaton Vance(2)	$126,485	$126,485	$126,485	$60,131	$8,000	$59,903	$59,903	$59,903	$51,800	$51,800

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	October 26, 2020